MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.










FUND LOGO










Semi-Annual Report

April 30, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Summary of
Fund's Overall
Asset Mix
As of 4/30/97
                                                        Percent of Fund's Portfolio     Reference Portfolio
                                                           4/30/97        1/31/97           Percentages
North & South American Equities                             18.4%          18.1%*              36.0%
European Equities                                            9.7            9.3                11.0
Pacific Basin Equities                                       5.4            4.9                13.0
Total Equities                                              33.5*          32.3                60.0

US Dollar Denominated Fixed-Income Securities               36.3           29.5                24.0
  US Issuers                                                26.9           19.8                 --
  Non-US Issuers                                             9.4            9.7                 --
Non-US Dollar Denominated Fixed-Income Securities            9.6           11.3                16.0
Total Fixed-Income Securities                               45.9++         40.8++              40.0

Cash & Cash Equivalents                                     20.6           26.9                 --

 *Includes value of Stock Index Futures.
++Includes Preferred Stock.


Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863





DEAR SHAREHOLDER



During the quarter ended April 30, 1997, Merrill Lynch Global Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +0.81%, +0.55%, +0.55% and +0.74%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.)

Portfolio Matters
During the April quarter, we modestly adjusted the Fund's asset allocation. We slightly increased the Fund's equity investments to 33.5% of net assets, up from 32.3% at the end of the prior quarter. Fixed-income securities increased to 45.9% of net assets at April quarter-end, compared to 40.8% at the end of the prior quarter. We reduced the Fund's cash position to 20.6% of net assets, down from 26.9% at the end of the prior quarter.

Within the equity portfolio, our geographic allocations remained virtually the same. Although the Fund's equity investments did not change dramatically, the April quarter was volatile for stock markets worldwide. For example, the French stock market declined about 7.5% from its peak to trough during the quarter, while the UK stock market registered approximately a 5.3% decline.

Erratic price movements were most pronounced for the US stock market, which experienced its most volatile period since July 1996. As measured by the unmanaged Standard & Poor's 500 Composite Index, the US stock market experienced a sharp drop from early March through the end of April, declining approximately 9.5% from peak to trough. In contrast, per share net asset value for the Fund's Class A Shares declined 3.5% from peak to trough during the quarter. After these declines, both the unmanaged S&P 500 and the Fund went on to set new historic highs.

US bond yields rose during the quarter, as measured by the five-year US Treasury bond, which began the April quarter at 6.25% and ended the period with a yield of 6.57%. The Fund took advantage of the higher yields available by investing in two-year and three-year US Treasury notes. The Fund continued to increase the quality of its fixed-income holdings as premiums for incurring credit risk have declined to levels that are less attractive than those prevailing for most of the past six years.

Bond yields also rose in Europe. Early in the April quarter, we took advantage of high prices on German bonds to reduce positions in the longest maturities before the price declines occurred. Also, before the correction occurred, we reduced investments in French government bonds denominated in European Currency Units (ECU). As a result of these sales, the portfolio's European bond exposure declined from 12.2% of net assets to 10.0% during the three months ended April 30, 1997.

During the April quarter, we also modestly reduced the Fund's currency hedge against the Deutschemark. However, our overall hedging strategy is little changed from the prior quarter. The Fund remains overweighted in US dollars.

A Long-Term Look at Performance
In managing Merrill Lynch Global Allocation Fund, we strive to limit the Fund's volatility--that is, the fluctuations in per share net asset value--as we seek a high total investment return. To seek to accomplish these aims, our investment strategies follow a two-fold approach. First, we attempt to assess which asset classes (stock, bonds or cash) afford the most attractive risk/return potential, and allocate assets accordingly. At the same time, we follow a value-oriented approach when investing in specific sectors, industries and individual securities. We believe that this value-oriented approach further limits investment risk.

One way to measure our progress in achieving an attractive risk/return balance is to compare the Fund's performance relative to the components of its benchmark index, as shown in the tables below. The left-hand table compares five-year average annual total returns on the Fund's Class A Shares with those of US stocks (as measured by the unmanaged Standard & Poor's 500), foreign bonds (represented by the unmanaged Salomon Brothers Non-US Dollar World Government Bond Index), foreign stocks (as measured by the unmanaged FT/S&P-- Actuaries World (Ex-US) Index), and five-year US Treasury bonds. The right-hand table compares the five-year annualized volatility, or standard deviation, of the Fund's Class A Shares with those of the component indexes. Standard deviation measures the variability of returns and is a generally accepted proxy for risk.

As the two tables show, compared to the benchmark components, Merrill Lynch Global Allocation Fund's Class A Shares achieved the second-highest total return for the five-year period shown while also experiencing the second-lowest level of volatility. For example, the Fund experienced less than half the volatility of the S&P 500 while achieving a five-year average annual total return that was only modestly less than the US stock index. Viewed from another perspective, the Fund's volatility over the five-year period was not significantly greater than that of five-year Treasury notes, but its average total return was more than twice as high. The Fund's management will seek to limit the Fund's volatility similarly in the future, although, of course, past performance is not predictive of future results.

In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President




(Bryan N. Ison)
Bryan N. Ison
Vice President and
Portfolio Manager




June 11, 1997





             Five-Year Average Annual Total Return*

Highest   US Stocks                                    +15.20%

          ML Global Allocation Fund--Class A Shares    +13.85

          Foreign Bonds                                + 9.73

          Foreign Stocks                               + 7.94

Lowest    Five-Year US Treasury Notes                  + 5.79




               Five-Year Annualized Volatility*

          Five-Year US Treasury Notes                  4.38%    Lowest

          ML Global Allocation Fund--Class A Shares    4.43

          Foreign Bonds                                7.53

          US Stocks                                    9.85

          Foreign Stocks                              12.00     Highest

[FN]
*For the five years ended December 31, 1996. Please see pages 4--6 of this report to shareholders for complete performance information for all classes of shares for Merrill Lynch Global Allocation Fund, Inc. Fund average annual total returns do not reflect sales charges, and would be lower if sales charges were included.

 US stocks are represented by the S&P 500, an unmanaged market capitalization-weighted total return index composed of 500 widely held stocks on the New York Stock Exchange, American Stock Exchange, and the over-the-counter market. Foreign bonds are represented by the Salomon Brothers Non-Dollar World Government Bond Index, an unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States. Foreign stocks are represented by the Financial Times/S&P-Actuaries World Index (ex-US), an unmanaged market capitalization-weighted index composed of over 1,800 companies in 24 countries, excluding the United States. Volatility is measured by standard deviation, the annualized variability of individual monthly returns versus average monthly returns. Volatility is for five-year US Treasury notes with constant maturity.

 Past performance is not predictive of future results.





PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                        +13.85%        + 7.87%
Five Years Ended 3/31/97                  +13.50         +12.28
Inception (2/3/89) through 3/31/97        +14.05         +13.30

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                        +12.70%        + 8.70%
Five Years Ended 3/31/97                  +12.36         +12.36
Inception (2/3/89) through 3/31/97        +12.90         +12.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                        +12.66%        +11.66%
Inception (10/21/94) through 3/31/97      +14.43         +14.43

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                        +13.54%        + 7.58%
Inception (10/21/94) through 3/31/97      +15.35         +12.83

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Performance
Summary--
Class A Shares
                                Net Asset Value         Capital Gains
Period Covered                Beginning   Ending         Distributed       Dividends Paid*      % Change**
2/3/89--12/31/89                $10.00    $10.76           $0.199             $0.484             +14.64%
1990                             10.76      9.89            0.237              0.854             + 1.88
1991                              9.89     11.05            0.196              1.409             +28.75
1992                             11.05     11.53            0.038              0.816             +12.19
1993                             11.53     13.23            0.194              0.508             +21.01
1994                             13.23     12.23            0.140              0.605             - 2.00
1995                             12.23     13.88            0.341              0.872             +23.72
1996                             13.88     14.55            0.530              1.001             +16.19
1/1/97--4/30/97                  14.55     14.93              --                --               + 2.61
                                                           ------             ------
                                                     Total $1.875       Total $6.549

                                                         Cumulative total return as of 4/30/97: +195.11%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                Net Asset Value         Capital Gains
Period Covered                Beginning   Ending         Distributed       Dividends Paid*      % Change**
2/3/89--12/31/89                $10.00    $10.75           $0.199             $0.392             +13.58%
1990                             10.75      9.88            0.237              0.741             + 0.84
1991                              9.88     11.03            0.196              1.300             +27.47
1992                             11.03     11.47            0.038              0.731             +11.06
1993                             11.47     13.11            0.194              0.409             +19.69
1994                             13.11     12.12            0.140              0.479             - 2.89
1995                             12.12     13.73            0.341              0.735             +22.39
1996                             13.73     14.36            0.530              0.855             +14.95
1/1/97--4/30/97                  14.36     14.69              --                --               + 2.30
                                                           ------             ------
                                                     Total $1.875       Total $5.642

                                                         Cumulative total return as of 4/30/97: +171.24%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                Net Asset Value         Capital Gains
Period Covered                Beginning   Ending         Distributed       Dividends Paid*      % Change**
10/21/94--12/31/94              $12.91    $12.07           $0.140             $0.368             - 2.58%
1995                             12.07     13.63            0.341              0.771             +22.38
1996                             13.63     14.23            0.530              0.876             +15.01
1/1/97--4/30/97                  14.23     14.55              --                --               + 2.25
                                                           ------             ------
                                                     Total $1.011       Total $2.015

                                                          Cumulative total return as of 4/30/97: +40.21%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



PERFORMANCE DATA (concluded)



Performance
Summary--
Class D Shares
                                Net Asset Value         Capital Gains
Period Covered                Beginning   Ending         Distributed       Dividends Paid*      % Change**
10/21/94--12/31/94              $13.07    $12.24           $0.140             $0.383             - 2.35%
1995                             12.24     13.87            0.341              0.845             +23.29
1996                             13.87     14.54            0.530              0.968             +15.96
1/1/97--4/30/97                  14.54     14.90              --                --               + 2.48
                                                           ------             ------
                                                     Total $1.011       Total $2.196

                                                          Cumulative total return as of 4/30/97: +43.06%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Recent
Performance
Results
                                                                                Net Asset Value             Total Return
                                                                         4/30/97    1/31/97   4/30/96  12-Month      3-Month
ML Global Allocation Fund, Inc. Class A Shares*                          $14.93     $14.81    $14.66   +12.88%(1)    +0.81%
ML Global Allocation Fund, Inc. Class B Shares*                           14.69      14.61     14.45   +11.74(2)     +0.55
ML Global Allocation Fund, Inc. Class C Shares*                           14.55      14.47     14.35   +11.69(3)     +0.55
ML Global Allocation Fund, Inc. Class D Shares*                           14.90      14.79     14.65   +12.50(4)     +0.74
US Stocks: Standard & Poor's 500 Index**                                                               +25.09        +2.38
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                                                                     - 0.84        +2.16
US Bonds: ML Government Index GA05****                                                                 + 5.33        +0.26
Non-US Bonds: Salomon Brothers World Government Bond Index (Ex-US)*****                                - 2.07        -3.79

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $1.001 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.855 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (3)Percent change includes reinvestment of $0.876 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.968 per share ordinary income dividends and $0.530 per share capital gains distributions.



Portfolio
Abbreviations

To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
DKR    Danish Krone
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
ITL    Italian Lira
JPY    Japanese Yen
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
SKR    Swedish Kroner
USD    United States Dollar



SCHEDULE OF INVESTMENTS                                                                                           (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
Argentina    Oil--Related           600,000    Yacimientos Petroliferos Fiscales
                                               S.A. (ADR)++++ (USD)                   $    12,973,690  $    16,575,000   0.1%

                                               Total Common Stocks in Argentina            12,973,690       16,575,000   0.1

Australia    Banking              2,645,800    Westpac Banking Corp.                        5,614,396       14,287,757   0.1

             Building &           2,286,577    Lend Lease Corporation Limited              38,116,084       43,851,997   0.4
             Construction

             Foods                7,916,000    Goodman Fielder Wattie Ltd.                  8,324,587       10,393,075   0.1

             Insurance            1,614,135    GIO Australia Holdings, Ltd.                 2,786,182        4,793,497   0.0

             Multi-Industry       1,500,000    Pacific Dunlop, Ltd.                         4,092,789        4,055,985   0.0

             Tobacco              2,099,800    Rothmans Holdings, Ltd.                      7,893,919       13,800,757   0.1
                                  1,242,300    WD & HO Wills Holdings, Ltd.                 1,389,502        1,999,966   0.0
                                                                                      ---------------  --------------- ------
                                                                                            9,283,421       15,800,723   0.1

                                               Total Common Stocks in Australia            68,217,459       93,183,034   0.7

Canada       Beverages            1,900,000    Cott Corp. (USD)                            15,484,918       17,337,500   0.2

             Metals--Non-Ferrous    100,000    Inco Ltd. (USD)                              2,132,000        3,200,000   0.0

             Multi-Industry         100,000    Canadian Pacific, Ltd. (USD)                 1,116,420        2,437,500   0.0

             Oil--Related           117,400  ++International Petroleum Corp. (USD)            237,375          498,950   0.0

             Paper                3,250,000  ++Repap Enterprises Inc. (USD)                12,879,320        1,929,688   0.0

             Specialty Retailing    280,000    Semi-Tech Corporation (Class A)              4,108,297          470,942   0.0

             Telecommunications     100,000    BCE Telecommunications, Inc. (USD)           3,375,484        4,662,500   0.0
                                  1,165,200  ++Rogers Cantel Mobile
                                               Communications Inc. (Class B)+++            22,391,634       20,265,073   0.2
                                    634,000  ++Rogers Cantel Mobile
                                               Communications Inc. (USD)+++                10,966,850       10,936,500   0.1
                                  4,543,700  ++Rogers Communications Inc.                  39,359,870       23,902,229   0.2
                                                                                      ---------------  --------------- ------
                                                                                           76,093,838       59,766,302   0.5

                                               Total Common Stocks in Canada              112,052,168       85,640,882   0.7

Denmark      Banking                 53,500    Unidanmark A/S                               1,870,730        2,646,746   0.0

                                               Total Common Stocks in Denmark               1,870,730        2,646,746   0.0



SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
Finland      Machinery               21,623    Rauma OY                               $       462,111  $       445,003   0.0%

             Metals                 576,930    Outokumpu OY                                 8,651,262       11,041,032   0.1

             Paper & Forest       1,500,000  ++Enso-Gutzeit OY                             12,019,454       12,405,755   0.1
             Products             2,909,250    Metsa Serla OY 'B'                          23,657,400       21,822,732   0.2
                                    776,492    UPM-Kymmene OY                              15,467,454       17,772,455   0.1
                                                                                      ---------------  --------------- ------
                                                                                           51,144,308       52,000,942   0.4

             Telecommunications     250,000    Nokia Corp. (ADR)++++ (USD)                  8,318,438       16,156,250   0.1

             Equipment              186,360    Nokia OY                                     8,998,615       11,627,786   0.1
                                                                                      ---------------  --------------- ------
                                                                                           17,317,053       27,784,036   0.2

                                               Total Common Stocks in Finland              77,574,734       91,271,013   0.7

France       Automobiles            138,396    Peugeot S.A.                                16,287,620       13,776,763   0.1

             Banking                173,900    Compagnie Financiere de Paribas S.A.         9,343,179       10,967,633   0.1
                                    710,386    Societe Generale                            75,176,889       79,601,207   0.6
                                                                                      ---------------  --------------- ------
                                                                                           84,520,068       90,568,840   0.7

             Electronics             91,021  ++SGS-Thomson Microelectronics N.V.            4,196,067        7,017,810   0.1

             Engineering &          119,340    Bouygues S.A.                               12,009,424       11,184,611   0.1
             Construction

             Foods/Food              61,600    Groupe Danone S.A.                           9,786,153        8,971,130   0.1
             Processing

             Hotel/Leisure           88,334    Accor S.A.                                  12,357,383       12,667,790   0.1

             Industrial             138,035    Alcatel Alsthom Cie Generale
                                               d'Electricite S.A.                          11,838,304       15,349,047   0.1
                                    157,210    Elf Aquitaine (Elf) S.A.                    11,348,994       15,245,586   0.1
                                                                                      ---------------  --------------- ------
                                                                                           23,187,298       30,594,633   0.2

             Metals/Steel         1,047,115    Usinor-Sacilor S.A.                         15,619,849       15,823,789   0.1

             Multi-Industry          33,455    EuraFrance S.A.                              9,052,946       14,456,183   0.1

             Retail--Home            20,393    Castorama Dubois Investisse                  3,177,356        3,015,362   0.0
             Improvement

                                               Total Common Stocks in France              190,194,164      208,076,911   1.6

Germany      Airlines               350,032    Deutsche Lufthansa AG                        4,938,522        4,881,206   0.0

             Automotive              35,257    Volkswagen AG                               13,209,432       22,414,804   0.2

             Banking                 55,680    Bayerische Vereinsbank AG                    1,339,965        2,186,303   0.0

             Capital Goods          369,636  ++Kloeckner-Werke AG                          17,229,762       24,524,296   0.2

             Chemicals              101,451    Henkel KGaA                                  4,390,556        5,120,001   0.0

             Engineering &           30,480    Philipp Holzmann AG                         11,661,385        8,104,885   0.1
             Construction

             Insurance               36,136    Allianz AG Holding                           6,395,351        7,011,026   0.1

             Manufacturing          158,685    Thyssen AG                                  32,425,611       34,590,361   0.3

             Retail                  47,934    Karstadt AG                                 17,494,235       14,365,253   0.1

             Telecommunications     197,100    Deutsche Telekom AG                          3,748,649        4,277,063   0.0

                                               Total Common Stocks in Germany             112,833,468      127,475,198   1.0

Hong Kong    Agriculture         31,924,000    C.P. Pokphand Co. Ltd. (Ordinary)           11,031,647        9,994,281   0.1

             Banking                396,982    HSBC Holdings PLC                            4,021,165       10,044,987   0.1

             Conglomerates          889,500    Hutchison Whampoa Ltd.                       4,867,725        6,602,924   0.0

             Real Estate            817,000    Cheung Kong Holdings Ltd.                    5,904,073        7,172,218   0.1

                                               Total Common Stocks in Hong Kong            25,824,610       33,814,410   0.3

Indonesia    Paper & Pulp         2,669,600  ++Asia Pacific Resources
                                               International Holdings Ltd.
                                               (ADR)++++ (USD)+++                          18,325,968       12,013,200   0.1
                                  1,715,000  ++Asia Pulp & Paper Company Ltd.
                                               (ADR)++++ (USD)                             19,722,500       22,938,125   0.2

                                               Total Common Stocks in Indonesia            38,048,468       34,951,325   0.3

Italy        Banking              1,813,400    Istituto Mobiliare Italiano S.p.A.
                                               (Ordinary)                                  13,339,979       15,453,368   0.2

             Insurance           10,785,989    Istituto Nazionale della
                                               Assicurazioni (INA) S.p.A.                  15,495,280       14,463,246   0.1
                                     97,000    Mediolanum S.p.A.                              747,016          929,477   0.0
                                                                                      ---------------  --------------- ------
                                                                                           16,242,296       15,392,723   0.1

             Multi-Industry       9,117,595  ++Compagnie Industriali Riunite
                                               S.p.A. (CIR)                                 7,816,550        5,966,524   0.0
                                 22,261,389    MontEdison S.p.A.                           18,196,087       14,580,787   0.1
                                                                                      ---------------  --------------- ------
                                                                                           26,012,637       20,547,311   0.1

             Oil--Related           236,547    Ente Nazionale Idrocarburi S.p.A.            1,152,415        1,201,048   0.0

             Publishing           3,000,000  ++Seat S.p.A.                                  1,088,139          918,493   0.0
                                  8,666,863  ++Seat S.p.A.--RISP                            2,411,987        1,716,662   0.0
                                                                                      ---------------  --------------- ------
                                                                                            3,500,126        2,635,155   0.0

             Telecommuni-         3,000,000    Societa Finanziaria Telefonica
             cations                           S.p.A. (STET)                                4,365,655       14,189,308   0.1
                                  6,141,600    Societa Finanziaria Telefonica
                                               S.p.A. (STET) RISP                          11,818,576       22,786,538   0.2
                                  3,958,000    Telecom Italia Mobile S.p.A.                 1,395,818       12,453,304   0.1
                                  3,958,000    Telecom Italia S.p.A.                        7,779,466       10,418,224   0.1
                                                                                      ---------------  --------------- ------
                                                                                           25,359,515       59,847,374   0.5

                                               Total Common Stocks in Italy                85,606,968      115,076,979   0.9

Japan        Automobiles &        3,282,000    Suzuki Motor Corp.                          30,510,247       34,923,150   0.3
             Equipment

             Beverages            1,117,000    Chukyo Coca-Cola Bottling Co., Ltd.         13,019,432        9,244,502   0.1
                                    565,000    Hokkaido Coca-Cola Bottling Co., Ltd.        7,764,597        6,724,600   0.0
                                    790,000    Kinki Coca-Cola Bottling Co., Ltd.          11,999,955        9,091,196   0.1
                                  1,243,000    Mikuni Coca-Cola Bottling Co., Ltd.         17,391,669       14,892,094   0.1
                                  1,004,000    Sanyo Coca-Cola Bottling Co., Ltd.          14,326,160       12,424,371   0.1
                                                                                      ---------------  --------------- ------
                                                                                           64,501,813       52,376,763   0.4

             Capital Goods        4,118,000    Mitsubishi Heavy Industries, Inc.           25,214,471       27,200,158   0.2

             Chemicals               34,000    Shin-Etsu Chemical Co., Ltd.                   657,132          686,057   0.0

             Electrical           1,088,600    Chudenko Corp.                              29,289,689       27,800,615   0.2
             Construction         1,386,000    Kinden Corporation                          21,348,708       15,622,133   0.1
                                     34,000    Taihei Dengyo Kaisha, Ltd.                     637,020          216,537   0.0
                                                                                      ---------------  --------------- ------
                                                                                           51,275,417       43,639,285   0.3

             Electrical             593,000    Murata Manufacturing Co., Ltd.              19,275,913       21,874,675   0.2
             Equipment

             Financial Services     879,000    Nomura Securities Co., Ltd.                 11,893,928        9,838,260   0.1




SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
Japan        Industrial              28,000    Miura Kogyo Co., Ltd.                  $       466,635  $       344,289   0.0%
(concluded)                          14,520    Nitto Kohki Co., Ltd.                          489,424          406,290   0.0
                                                                                      ---------------  --------------- ------
                                                                                              956,059          750,579   0.0

             Insurance            2,897,000    Dai-Tokyo Fire & Marine Insurance
                                               Co., Ltd.                                   17,990,037       13,586,466   0.1
                                  1,780,000    Fuji Fire & Marine Insurance
                                               Co., Ltd.                                    7,765,514        5,892,646   0.0
                                  4,465,000    Koa Fire & Marine Insurance
                                               Co., Ltd.                                   22,677,921       20,940,136   0.2
                                    765,000    Mitsui Marine & Fire Insurance
                                               Co., Ltd.                                    5,730,161        4,353,511   0.0
                                  3,508,000    Nichido Fire & Marine Insurance
                                               Co., Ltd.                                   20,622,267       18,885,190   0.1
                                  4,418,000    Nippon Fire & Marine Insurance Co.,
                                               Ltd.                                        18,814,331       17,411,524   0.1
                                  7,315,000    Sumitomo Marine & Fire Insurance
                                               Co., Ltd.                                   46,067,731       45,030,464   0.4
                                  2,368,000    Tokio Marine & Fire Insurance Co.,
                                               Ltd.                                        25,707,953       23,144,321   0.2
                                  4,831,000    Yasuda Fire & Marine Insurance Co.,
                                               Ltd.                                        25,055,075       22,390,069   0.2
                                                                                      ---------------  --------------- ------
                                                                                          190,430,990      171,634,327   1.3

             Office Equipment     1,612,000    Canon, Inc.                                 23,455,745       38,244,818   0.3

             Packaging &          1,003,200    Toyo Seikan Kaisha, Ltd.                    23,384,016       18,424,025   0.2
             Containers

             Pharmaceuticals      1,061,000    Sankyo Pharmaceuticals Co., Ltd.            23,391,365       28,433,830   0.2
                                    384,000    Taisho Pharmaceuticals Co.                   7,984,458        9,503,902   0.1
                                                                                      ---------------  --------------- ------
                                                                                           31,375,823       37,937,732   0.3

             Restaurants            391,600    Mos Food Services, Inc.                      8,797,607        5,308,993   0.0
                                    310,000    Ohsho Food Service Corp.                     6,834,314        4,007,252   0.0
                                                                                      ---------------  --------------- ------
                                                                                           15,631,921        9,316,245   0.0

             Retail Stores          460,000    Ito Yokado Co., Ltd.                        21,319,319       22,080,870   0.2
                                    100,000    Sangetsu Co., Ltd.                           3,160,832        1,694,648   0.0
                                                                                      ---------------  --------------- ------
                                                                                           24,480,151       23,775,518   0.2

             Steel                  266,000    Maruichi Steel Tube Ltd.                     5,107,698        4,193,269   0.0

                                               Total Common Stocks in Japan               518,151,324      494,814,861   3.8

Mexico       Conglomerates          433,800    Grupo Carso, S.A. de C.V.
                                               (ADR)++++ (USD)                              3,832,850        4,988,700   0.0

             Finance                  6,054    Grupo Financiero Inbursa, S.A.
                                               de C.V. (ADR)++++ (USD)                        121,464          102,918   0.0

             Foods                  700,000    Grupo Industrial Maseca (ADR)++++
                                               (USD)                                        7,969,925       10,325,000   0.1

             Telecommunications     433,800  ++Global Telecommunications
                                               Solutions, Inc. (ADR)++++ (USD)              2,060,550        2,602,800   0.0

                                               Total Common Stocks in Mexico               13,984,789       18,019,418   0.1

Netherlands  Airlines               156,260    KLM Royal Dutch Airlines N.V.                4,486,455        4,619,233   0.0

             Chemicals              143,576    Akzo N.V.                                   17,876,528       18,495,035   0.1
                                    288,070    European Vinyls Corp.
                                               International N.V.                          11,384,340        8,249,580   0.1
                                                                                      ---------------  --------------- ------
                                                                                           29,260,868       26,744,615   0.2

             Computer Software      111,200    Getronics N.V.                               1,347,831        3,367,103   0.0

             Electronics            376,943    Philips Electronics N.V.                    13,606,852       19,674,161   0.2
             Distribution

             Forest Products        451,900    Koninklijke KNP N.V.                        10,363,525        8,905,804   0.1

             Insurance            1,766,537    Internationale Nederlanden Groep N.V.       27,430,540       69,355,956   0.6

             Miscellaneous--         10,000    Nijverdal Ten Cate N.V.                        501,699          508,083   0.0
             Manufacturing

             Telecommunications     501,302    Royal PTT Nederland N.V.                    18,129,279       17,803,489   0.1

                                               Total Common Stocks in the
                                               Netherlands                                105,127,049      150,978,444   1.2

Norway       Banking              4,785,400    Christiania Bank Og Kreditkasse             10,697,335       14,859,820   0.1
                                  2,434,000    Den Norske Bank ASA                          7,189,721        8,789,349   0.1
                                                                                      ---------------  --------------- ------
                                                                                           17,887,056       23,649,169   0.2

             Multi-Industry          96,154    Orkla A.S. (Class A)                         4,858,216        8,065,749   0.1

                                               Total Common Stocks in Norway               22,745,272       31,714,918   0.3

Portugal     Banking              1,844,507    Banco Commerciale Portuguese                26,468,747       28,068,582   0.2

             Telecommunications      41,000  ++Telecel-Comunicacaoes Pessoais, S.A.         2,073,605        3,529,848   0.0

                                               Total Common Stocks in Portugal             28,542,352       31,598,430   0.2

Spain        Banking                326,000    Argentaria S.A.                             12,974,203       14,555,365   0.2
                                    166,022    Banco Central Hispanoamericano S.A.          3,302,502        5,059,220   0.0
                                                                                      ---------------  --------------- ------
                                                                                           16,276,705       19,614,585   0.2

             Energy & Petroleum     212,500    Repsol S.A. (ADR)++++ (USD)                  6,126,375        8,898,438   0.1

             Engineering &           47,786    Fomento de Construciones y
             Construction                      Contratas S.A.                               3,947,853        4,659,814   0.0

             Insurance               30,000    Mapfre S.A.                                  1,130,028        1,571,595   0.0
                                      3,389    Mapfre S.A. (New Shares)                       142,730          172,896   0.0
                                                                                      ---------------  --------------- ------
                                                                                            1,272,758        1,744,491   0.0

             Manufacturing          173,000  ++Grupo Fosforera Espanola S.A.                1,501,871          379,100   0.0

             Real Estate             26,708    Immobiliaria Metropolitana Vasco
                                               Central S.A.                                   779,728          963,851   0.0

             Toll Roads             154,000    Autopista Concesionaria Espanola
                                               S.A. (ACESA)                                 1,363,246        1,782,237   0.0

             Utilities--Electric    391,800    Iberdrola I S.A.                             2,221,161        4,426,967   0.0

                                               Total Common Stocks in Spain                33,489,697       42,469,483   0.3

Sweden       Appliances             232,464    Electrolux AB 'B' Free                      11,264,721       13,340,407   0.1

             Automotive &            43,916    Scania AB (Warrants) (a)                        60,444           45,084   0.0
             Equipment

             Industrial             159,885    SKF AB 'A'                                   2,968,566        3,313,309   0.0

             Insurance              657,993    Skandia Forsakring AB Free                  16,632,653       19,047,939   0.2

             Metals/Steel           887,529    Avesta Sheffield AB                          8,590,616        8,828,319   0.1

             Multi-Industry          43,916    Investor AB (B Shares)                       1,083,977        1,920,957   0.0
                                    262,083    Svedala Industri AB Free                     3,441,716        4,812,849   0.0
                                                                                      ---------------  --------------- ------
                                                                                            4,525,693        6,733,806   0.0

             Paper & Forest         609,900    Mo och Domsjo AB (Class B)                  16,502,175       18,239,055   0.2
             Products             1,110,275    Stora Kopparbergs Bergslags AB              13,078,920       15,362,474   0.1
                                                                                      ---------------  --------------- ------
                                                                                           29,581,095       33,601,529   0.3

             Pharmaceuticals        202,702    Pharmacia & Upjohn, Inc.                     6,186,415        5,842,078   0.0

             Real Estate             83,000    Tornet Fastighets AB                           550,422          899,700   0.0

                                               Total Common Stocks in Sweden               80,360,625       91,652,171   0.7

SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
Switzerland  Conglomerates          301,993  ++Oerlikon-Buehrle Holding Ltd.          $    32,057,825  $    29,932,775   0.2%

             Electronic              69,850    Societe Suisse pour la
             Components                        Microelectronique et l'Horlogerie
                                               AG (Registered)                              9,809,595        9,246,945   0.1

             Financial Services     161,250    CS Holdings AG (Registered)                 16,265,304       18,172,098   0.1

             Machinery               12,841  ++Saurer AG (Registered)                       5,824,131        6,729,974   0.1

             Photographic            12,273    Fotolabo S.A.                                5,097,333        4,024,344   0.0
             Services

                                               Total Common Stocks in Switzerland          69,054,188       68,106,136   0.5

United       Banking                884,956    National Westminster Bank PLC                9,683,612       10,491,330   0.1
Kingdom

             Beverages            1,451,980    Cadbury Schweppes PLC                       11,384,259       12,073,039   0.1

             Chemicals              853,450    Imperial Chemical Industries PLC            10,261,224        9,715,880   0.1
                                  1,470,000    Inspec Group PLC                             4,431,923        4,583,578   0.0
                                                                                      ---------------  --------------- ------
                                                                                           14,693,147       14,299,458   0.1

             Computers              436,453    Misys PLC                                    5,613,530        8,718,236   0.1

             Conglomerates            6,250    Hanson PLC (ADR)++++ (USD)                     353,583          151,563   0.0

             Consumer--Goods      1,117,550    Unilever Capital Corp. PLC                  21,408,324       29,419,548   0.2

             Energy & Related         6,250  ++Energy Group PLC                               226,417          196,094   0.0

             Environmental        1,140,000    Waste Management International
                                               PLC (ADR)++++ (USD)                         10,743,772        8,977,500   0.1

             Food & Beverage      1,314,814    Allied Domecq PLC                            9,110,909        9,288,372   0.1
                                  1,815,022    Grand Metropolitan PLC                      12,099,536       15,180,118   0.1
                                     35,000    Grand Metropolitan PLC (ADR)++++
                                               (USD)                                        1,031,100        1,198,750   0.0
                                    631,110    Matthew Clark PLC                            6,157,510        2,900,531   0.0
                                                                                      ---------------  --------------- ------
                                                                                           28,399,055       28,567,771   0.2

             Holding Company      1,400,688    BTR PLC                                      5,740,749        5,732,288   0.0

             Insurance            1,200,000    Prudential Corp. PLC                         7,670,325       11,673,312   0.1

             Manufacturing--      4,731,768    LucasVarity PLC                             15,226,664       14,369,812   0.1
             Automotive
             Supplies

             Pharmaceuticals      1,245,947    Glaxo Wellcome PLC                          17,553,501       24,544,059   0.2
                                    500,000    SmithKline Beecham Corp. PLC
                                               (ADR)++++                                   11,603,072       40,312,500   0.3
                                                                                      ---------------  --------------- ------
                                                                                           29,156,573       64,856,559   0.5

             Retail/Food          8,235,525    Asda Group PLC                              15,096,762       15,380,666   0.2
                                  2,604,000    Tesco PLC                                   11,166,028       15,139,448   0.1
                                                                                      ---------------  --------------- ------
                                                                                           26,262,790       30,520,114   0.3

             Steel                1,500,000    British Steel PLC                            4,081,599        3,459,120   0.0

             Telecommuni-         1,958,633    Cable & Wireless International PLC          13,352,052       15,113,030   0.1
             cations              2,290,000  ++Ionica PLC (r)                              10,286,966       10,227,140   0.1
                                  2,290,000    Ionica PLC (Warrants) (a)(r)                         0            3,719   0.0
                                                                                      ---------------  --------------- ------
                                                                                           23,639,018       25,343,889   0.2

             Tobacco                 12,500    Imperial Tobacco Group PLC (ADR)++++
                                               (USD)                                          238,391          160,938   0.0

             Utilities--Water     1,703,000    Southwest Water PLC                         13,068,875       18,965,596   0.1

                                               Total Common Stocks in the United
                                               Kingdom                                    227,590,683      287,976,167   2.2

United       Apparel                700,000  ++Fruit of the Loom, Inc.                     18,572,062       25,200,000   0.2
States                              100,000    Liz Claiborne, Inc.                          2,016,276        4,525,000   0.0
                                                                                      ---------------  --------------- ------
                                                                                           20,588,338       29,725,000   0.2

             Automobiles            165,308    Ford Motor Company                           4,906,268        5,744,453   0.0
                                    150,000    General Motors Corp.                         5,691,925        8,681,250   0.1
                                                                                      ---------------  --------------- ------
                                                                                           10,598,193       14,425,703   0.1

             Automotive             473,500  ++Collins & Aikman Group Inc.                  3,385,918        4,498,250   0.0

             Banking                300,000    Bank of New York Company, Inc. (The)         3,992,662       11,850,000   0.1
                                    129,500    Banknorth Group, Inc.                        1,865,422        5,471,375   0.0
                                     30,000    Barnett Banks Inc.                             608,400        1,466,250   0.0
                                    707,100    CoreStates Financial Corp.                  22,202,461       35,796,938   0.3
                                    350,000    First Chicago NBD Corporation               10,902,245       19,687,500   0.2
                                  1,100,000    First Commerce Corp.                        27,923,550       44,550,000   0.3
                                     95,800    First of America Bank                        3,453,048        6,370,700   0.0
                                  1,000,000    KeyCorp                                     29,384,748       52,125,000   0.4
                                    707,900    Mellon Bank Corp.                           26,963,500       58,844,188   0.4
                                    220,000    Onbancorp, Inc.                              5,700,920       10,697,500   0.1
                                    441,600    Oriental Financial Group                     9,715,200       10,156,800   0.1
                                    800,000    Republic New York Corp.                     35,800,613       73,300,000   0.6
                                    375,000    Roosevelt Financial Group, Inc.              6,070,347        8,625,000   0.1
                                    400,000    Southern National Corp.                      7,717,728       15,700,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                          192,300,844      354,641,251   2.7

             Business Data        1,523,700  ++Information Resources, Inc.+++              18,051,787       20,189,025   0.2
             Systems

             Chemicals              100,000    The Geon Company                             2,159,282        2,187,500   0.0
                                      3,571    Millennium Chemicals Inc.                      116,556           63,385   0.0
                                                                                      ---------------  --------------- ------
                                                                                            2,275,838        2,250,885   0.0

             Computer Software      225,000    Boole & Babbage, Inc.                        1,329,492        4,612,500   0.0
                                  2,400,000  ++Borland International Corp.+++              33,535,053       16,350,000   0.2
                                                                                      ---------------  --------------- ------
                                                                                           34,864,545       20,962,500   0.2

             Computer Software      240,000    Electronic Data Systems Corp.                9,927,011        8,010,000   0.1
             Services

             Computers &            200,000  ++Bay Networks Inc.                            3,962,000        3,550,000   0.0
             Technology             614,300  ++FileNet Corporation                          8,153,432        6,680,513   0.1
                                  1,100,000  ++Stratus Computer, Inc.                      20,995,957       42,762,500   0.3
                                  1,100,000  ++Unisys Corp.                                12,291,367        6,600,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           45,402,756       59,593,013   0.5

             Construction &         103,800    Centex Corp.                                 2,639,618        3,736,800   0.0
             Housing                500,000  ++K. Hovnanian Enterprises, Inc.
                                               (Class A)                                    4,920,209        3,281,250   0.0
                                                                                      ---------------  --------------- ------
                                                                                            7,559,827        7,018,050   0.0

             Construction           700,000    TJ International, Inc.                      12,547,379       15,400,000   0.1
             Products

             Consumer--             400,000  ++Department 56, Inc.                          8,951,325        7,500,000   0.1
             Miscellaneous

             Consumer Products      147,200    Tupperware Corporation                       4,460,952        4,894,400   0.0

             Containers           1,008,000    Stone Container Corporation                 12,596,036       10,206,000   0.1




SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
United       Electronics          1,750,000    Checkpoint Systems, Inc.+++            $    19,246,560  $    24,062,500   0.2%
States                               88,600    Harris Corp.                                 5,200,236        7,575,300   0.0
(continued)                         711,200  ++MEMC Electronic Materials, Inc.             14,904,748       19,469,100   0.2
                                  1,200,000  ++Silicon Valley Group, Inc.                  21,598,334       24,600,000   0.2
                                    100,000  ++VLSI Technology, Inc.                        1,093,772        1,975,000   0.0
                                                                                      ---------------  --------------- ------
                                                                                           62,043,650       77,681,900   0.6

             Energy & Petroleum     163,900    Ashland Coal, Inc.                           4,132,919        4,363,838   0.0
                                     49,500    Cabot Oil & Gas Corp. (Class A)                529,030          829,125   0.0
                                    100,000    Chevron Corp.                                5,307,000        6,850,000   0.1
                                     46,400    Mitchell Energy Development Corp.
                                               (Class A)                                      675,717          881,600   0.0
                                    174,350    Mitchell Energy Development Corp.
                                               (Class B)                                    2,755,451        3,334,444   0.0
                                    125,000    Mobil Corp.                                  9,757,153       16,250,000   0.1
                                     50,000    Murphy Oil Corp.                             1,688,446        2,175,000   0.0
                                  1,500,000    Occidental Petroleum Corp.                  28,058,743       33,187,500   0.3
                                     61,200    Pennzoil Co.                                 3,775,844        3,014,100   0.0
                                    235,828  ++Plains Resources, Inc.                       1,381,815        3,036,285   0.0
                                  1,094,247  ++Santa Fe Energy Resources, Inc.             10,119,883       15,456,239   0.1
                                    211,514    Transamerica Refining Corp.
                                               (Warrants) (a)                                 531,220          423,028   0.0
                                  2,000,000  ++TransTexas Gas Corp.                        23,788,082       28,000,000   0.2
                                    600,000    USX-Marathon Group                          10,542,976       16,575,000   0.2
                                                                                      ---------------  --------------- ------
                                                                                          103,044,279      134,376,159   1.0

             Financial            1,600,000    Long Beach Finance Corp.                    10,400,000       10,800,000   0.1
             Services

             Food & Tobacco         270,000    Philip Morris Companies, Inc.                4,642,974       10,631,250   0.1
                                    212,462    RJR Nabisco, Inc.                            5,842,716        6,320,744   0.0
                                                                                      ---------------  --------------- ------
                                                                                           10,485,690       16,951,994   0.1

             Forestry                14,285    Deltic Timber Corporation                      211,274          362,482   0.0

             Gaming               1,235,000  ++Scientific Games Holdings
                                               Corp. (c)+++                                27,568,304       27,170,000   0.2

             Healthcare             360,000  ++Advocat, Inc.+++                             3,422,500        3,465,000   0.0
             Services                90,000    Allegiance Corporation                         760,858        1,991,250   0.0
                                    450,000    Baxter International, Inc.                   9,088,023       21,543,750   0.2
                                  1,600,000  ++Beverly Enterprises, Inc.                   18,056,405       23,200,000   0.2
                                    700,000  ++Humana, Inc.                                13,206,455       15,225,000   0.1
                                  1,589,100  ++Transitional Hospitals Corp.                13,254,793       15,891,000   0.1
                                    185,600    United Healthcare Corporation                6,009,630        9,024,800   0.1
                                  1,225,740    US Surgical Corp.                           27,641,430       41,981,595   0.3
                                                                                      ---------------  --------------- ------
                                                                                           91,440,094      132,322,395   1.0

             Home Appliance          67,300    Singer Co.                                   1,877,479        1,245,050   0.0

             Hotel/Leisure          114,000  ++ITT Corp.                                    4,221,738        6,754,500   0.0

             Industrial             200,000    American Standard, Inc.                      6,011,000        8,375,000   0.1
                                    915,000    BW/IP Holdings, Inc.                        15,816,387       14,868,750   0.1
                                     15,000    Bar Technologies Ltd. (Warrants) (a)           838,256          675,000   0.0
                                    179,802    Cooper Industries, Inc.                      6,534,892        8,270,892   0.1
                                    112,500    Crane Co.                                    2,691,213        4,204,687   0.0
                                  2,830,246  ++Crown Packaging Holdings Ltd.                1,433,657           28,302   0.0
                                    150,000    Millipore Corporation                        5,280,930        5,662,500   0.0
                                                                                      ---------------  --------------- ------
                                                                                           38,606,335       42,085,131   0.3

             Insurance              550,000    ACE, Ltd.                                   14,859,347       33,000,000   0.2
                                    210,000    Aetna Inc.                                  11,837,035       19,136,250   0.2
                                    510,000    American General Corp.                      13,187,448       22,248,750   0.2
                                    571,000    Horace Mann Educators, Inc.                 13,654,588       26,765,625   0.2
                                    114,000    ITT Hartford Group Inc.                      4,188,594        8,493,000   0.0
                                    640,200    Lincoln National Corp.                      23,466,317       35,851,200   0.3
                                    350,000    PartnerRe Holdings, Ltd.                     6,790,237       11,768,750   0.1
                                  1,927,500  ++Risk Capital Holdings Inc.+++               33,900,906       35,899,687   0.3
                                                                                      ---------------  --------------- ------
                                                                                          121,884,472      193,163,262   1.5

             Machinery/             166,800    AGCO Corp.                                   3,363,402        4,315,950   0.0
             Agricultural

             Manufacturing          200,000    ITT Industries Inc.                          4,175,065        5,050,000   0.0

             Metals                 305,000    Aluminum Co. of America                     13,814,815       21,311,875   0.2
                                  1,350,000    Lukens Inc.+++                              25,689,657       25,818,750   0.2
                                    750,000  ++National Steel Corp.                         6,785,661        7,406,250   0.0
                                    560,000    Nucor Corporation                           25,394,845       27,860,000   0.2
                                    132,800    Reynolds Metals Co.                          5,801,771        9,013,800   0.1
                                                                                      ---------------  --------------- ------
                                                                                           77,486,749       91,410,675   0.7

             Multi-Industry          90,000    Loews Corp.                                  3,984,675        8,268,750   0.1

             Multimedia &           512,800  ++U S West Media Group                         7,933,766        8,845,800   0.1
             Telecommunications

             Natural Resources      349,765  ++Alumax, Inc.                                 7,240,312       12,766,422   0.1
                                    210,519    Freeport-McMoRan Copper & Gold Inc.
                                               (Class B)                                    3,665,657        6,131,366   0.0
                                                                                      ---------------  --------------- ------
                                                                                           10,905,969       18,897,788   0.1

             Oil Services           100,000  ++Diamond Offshore Drilling Inc.               5,150,000        6,437,500   0.1
                                  3,870,125  ++Noble Drilling Corp.                        28,502,950       67,243,422   0.5
                                    600,000  ++Parker Drilling Company                      4,800,000        4,650,000   0.0
                                    100,000    Tidewater Inc.                               3,404,066        4,012,500   0.0
                                    150,000  ++Western Atlas, Inc.                          9,013,408        9,300,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           50,870,424       91,643,422   0.7

             Pharmaceuticals/       250,000  ++Alteon, Inc.                                 1,968,199          843,750   0.0
             Biotechnology          150,000    American Home Products Corporation           6,263,569        9,937,500   0.1
                                    240,000    Bristol-Myers Squibb Co.                     6,239,877       15,720,000   0.1
                                    255,000    Merck & Co., Inc.                           11,338,559       23,077,500   0.2
                                                                                      ---------------  --------------- ------
                                                                                           25,810,204       49,578,750   0.4

             Photography            160,000    Eastman Kodak Co.                            8,746,145       13,360,000   0.1

             Publishing             175,000    Gannett Co., Inc.                            8,375,486       15,268,750   0.1
                                    301,500    New York Times Co. (Class A)                 7,158,778       13,039,875   0.1
                                    350,000    Reader's Digest Association, Inc.
                                               (Class A)                                    8,229,300        8,050,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           23,763,564       36,358,625   0.3

             Real Estate          1,464,472    Catellus Development Corp.                  12,934,605       21,600,962   0.2

SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Common Stocks                          Cost          (Note 1a)  Net Assets
United       Real Estate            730,000    Ambassador Apartments Inc.             $    11,272,615  $    17,793,750   0.2%
States       Investment Trusts      661,300    Mid-America Realty Investments+++            6,444,676        6,530,337   0.1
(concluded)                         100,000    Mid-Atlantic Realty Trust Co.                  917,500        1,112,500   0.0
                                  1,439,825    Prime Retail, Inc.+++                       15,462,587       17,457,878   0.1
                                    400,000    Taubman Centers, Inc.                        3,641,641        5,050,000   0.0
                                    920,000    Walden Residential Properties, Inc.
                                               (Warrants) (a)+++                            1,125,068        1,035,000   0.0
                                                                                      ---------------  --------------- ------
                                                                                           38,864,087       48,979,465   0.4

             Restaurants          1,500,000  ++Brinker International, Inc.                 16,515,025       17,437,500   0.2
                                    500,000  ++Buffets, Inc.                                5,071,633        3,812,500   0.0
                                  2,100,000    Darden Restaurants Inc.                     15,622,713       16,275,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           37,209,371       37,525,000   0.3

             Retail Stores          608,500    Baker (J.), Inc.                            10,187,765        4,639,812   0.0
                                    516,900  ++Buttrey Food & Drug Stores Co.+++            4,084,486        4,070,587   0.0
                                  1,110,000  ++Filene's Basement Corp.+++                  10,092,619        6,521,250   0.1
                                    700,000    The Limited, Inc.                           12,951,591       12,687,500   0.1
                                  1,373,500  ++Payless Cashways, Inc.                      17,027,625        2,403,625   0.0
                                    400,000    Sotheby's Holdings, Inc. (Class A)           4,879,559        6,350,000   0.1
                                    830,000  ++Toys 'R' Us, Inc.                           19,568,284       23,655,000   0.2
                                                                                      ---------------  --------------- ------
                                                                                           78,791,929       60,327,774   0.5

             Savings Banks          257,500    Bankers Corp.                                1,552,137        6,373,125   0.1
                                    100,000    Dime Bancorp, Inc.                             678,672        1,612,500   0.0
                                    309,330    Downey Savings & Loan Association            2,896,670        5,993,269   0.0
                                  1,033,000  ++Glendale Federal Savings Bank               13,979,157       25,695,875   0.2
                                    770,194    Glendale Federal Savings Bank
                                               (Warrants) (a)                                       0       10,301,345   0.1
                                                                                      ---------------  --------------- ------
                                                                                           19,106,636       49,976,114   0.4

             Telecommunications     776,000  ++360 Communication Company                   12,204,420       13,483,000   0.1
                                  2,200,000    AT&T Corp.                                  74,332,525       73,700,000   0.6
                                  1,150,000  ++AirTouch Communications, Inc.               26,333,847       29,325,000   0.2
                                     27,750    American Telecasting Inc.
                                               (Warrants) (a)                                       0            2,775   0.0
                                    400,000  ++Brooks Fiber Properties, Inc.                6,652,484        8,700,000   0.1
                                  1,015,000  ++CAI Wireless Systems Inc.                    2,832,188        1,712,812   0.0
                                     30,662  ++CS Wireless Systems, Inc.                      123,667              307   0.0
                                  1,625,800    CellNet Data Systems, Inc.                  15,370,867       12,193,500   0.1
                                    185,700    Comsat Corp.                                 4,308,767        3,853,275   0.0
                                    800,000  ++DSC Communications Corp.                    12,249,518       16,300,000   0.1
                                    500,000    Frontier Corporation                         8,023,581        7,937,500   0.1
                                    104,500    GTE Corp.                                    3,514,166        4,793,937   0.0
                                  1,805,000  ++Geotek Communications, Inc.                 11,660,144        6,768,750   0.1
                                  3,000,000    Geotek Communications, Inc.
                                               (Warrants) (a)(q)                           14,200,634        1,269,000   0.0
                                  1,600,000  ++Glenayre Technologies, Inc.                 21,915,406       15,800,000   0.1
                                    500,000  ++Nextel Communications Inc.                   6,892,754        6,562,500   0.0
                                  1,494,400  ++PLD Telekom Inc.                             9,471,997        7,658,800   0.1
                                    180,000    SBC Communications Inc.                      8,015,735        9,990,000   0.1
                                     47,000    United USN Inc. (Warrants) (a)(q)            5,840,131        5,687,000   0.0
                                  1,255,000  ++Western Wireless Corporation                15,610,218       12,863,750   0.1
                                     18,315    Wireless One, Inc. (Warrants) (a)               18,315            9,157   0.0
                                                                                      ---------------  --------------- ------
                                                                                          259,571,364      238,611,063   1.8

             Textiles             2,825,200  ++Burlington Industries, Inc.+++              37,451,653       28,958,300   0.2

             Transportation         900,000    J.B. Hunt Transport Services, Inc.          12,600,052       12,375,000   0.1

             Utilities--          1,250,000    Allegheny Power System, Inc.                27,315,551       32,812,500   0.3
             Electric & Gas         115,650    Atmos Energy Corp                            1,445,257        2,616,581   0.0
                                     47,570  ++BayCorp Holdings, Ltd.                       2,549,753          344,882   0.0
                                    125,000    CMS Energy Corp.                             2,290,025        3,968,750   0.0
                                  1,101,000    Centerior Energy Corp.                      12,953,094       11,010,000   0.1
                                    300,000    Central and South West Corporation           5,595,149        6,037,500   0.0
                                    100,000    Consolidated Edison Company, Inc.            2,923,495        2,775,000   0.0
                                  4,512,285  ++El Paso Electric Company+++                 23,689,496       28,483,799   0.2
                                  1,780,000    Entergy Corp.                               47,516,856       41,607,500   0.3
                                    475,000    FPL Group, Inc.                             14,363,265       21,196,875   0.2
                                    600,000    Houston Industries, Inc.                    11,533,050       12,000,000   0.1
                                  1,500,000  ++Niagara Mohawk Power Corp.                  23,789,306       12,750,000   0.1
                                  1,144,600    Texas Utilities Co.                         36,647,663       38,630,250   0.3
                                  1,148,800    Unicom Corporation                          27,549,620       24,986,400   0.2
                                                                                      ---------------  --------------- ------
                                                                                          240,161,580      239,220,037   1.8

             Waste Disposal         646,900    WMX Technologies, Inc.                      16,148,443       19,002,687   0.2

                                               Total Common Stocks in the United
                                               States                                   1,825,173,747    2,286,533,112  17.5

                                               Total Investments in Common Stocks       3,649,416,185    4,312,574,638  33.1

                                                       Equity Closed-End Funds

Austria      Financial Services     320,000    Austria Fund (USD)                           2,642,432        2,840,000   0.0

                                               Total Equity Closed-End Funds in
                                               Austria                                      2,642,432        2,840,000   0.0

Europe       Financial Services     166,666    European Warrant Fund (USD)                  1,363,723        2,395,824   0.0

                                               Total Equity Closed-End Funds
                                               in Europe                                    1,363,723        2,395,824   0.0

Indonesia    Financial Services      25,600  ++Jakarta Growth Fund (USD)                      158,080          224,000   0.0

                                               Total Equity Closed-End Funds in
                                               Indonesia                                      158,080          224,000   0.0

Ireland      Financial Services     150,000    Irish Investment Fund, Inc. (USD)            1,086,041        2,231,250   0.0

                                               Total Equity Closed-End Funds in
                                               Ireland                                      1,086,041        2,231,250   0.0

Italy        Financial Services     150,000    Italy Fund (USD)                             1,198,520        1,331,250   0.0

                                               Total Equity Closed-End Funds
                                               in Italy                                     1,198,520        1,331,250   0.0

Portugal     Financial Services      39,500  ++Capital Portugal Fund                        2,052,116        4,974,983   0.1
                                     40,000    Portugal Fund (USD)                            360,368          620,000   0.0

                                               Total Equity Closed-End Funds in
                                               Portugal                                     2,412,484        5,594,983   0.1



SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                                     Shares                                                                   Value    Percent of
COUNTRY      Industries               Held             Equity Closed-End Funds                Cost          (Note 1a)  Net Assets
South        Financial Services     200,000  ++Korea Equity Fund (USD)                $     1,369,598  $     1,250,000   0.0%
Korea                             1,280,528    Korea Fund, Inc. (USD)                      18,311,163       16,486,798   0.2
                                    200,000  ++Korean Investment Fund, Inc. (USD)           1,561,000        1,425,000   0.0
                                    125,000  ++The Fidelity Advisor Korea Fund
                                               (USD)                                        1,088,750          984,375   0.0

                                               Total Equity Closed-End Funds in
                                               South Korea                                 22,330,511       20,146,173   0.2

Spain        Financial Services     300,100    Growth Fund of Spain, Inc. (USD)             2,630,827        3,901,300   0.0

                                               Total Equity Closed-End Funds in
                                               Spain                                        2,630,827        3,901,300   0.0

                                               Total Investments in Equity Closed-
                                               End Funds                                   33,822,618       38,664,780   0.3

                                                       Preferred Stocks

Australia    Publishing             600,000    The News Corporation Ltd.
                                               (ADR)++++ (USD)                             10,451,056        9,075,000   0.1

                                               Total Preferred Stocks in Australia         10,451,056        9,075,000   0.1

Germany      Chemicals              494,411    Henkel KGaA                                 20,929,927       26,836,028   0.2

             Multi-Industry         450,000    RWE AG                                       8,725,424       15,122,993   0.1

                                               Total Preferred Stocks in Germany           29,655,351       41,959,021   0.3

Japan        Consumer Products       50,000    Amway Japan Limited ($1.44 Premium
                                               Exchangeable Participating Shares)
                                               (USD)                                          721,750          806,250   0.0

                                               Total Preferred Stocks in Japan                721,750          806,250   0.0

New          Financial        NZD 3,085,700    Brierly Investments, Ltd. (9%
Zealand      Services                          Convertible)                                 1,988,414        2,630,599   0.0

                                               Total Preferred Stocks in New Zealand        1,988,414        2,630,599   0.0

Norway       Financial              175,000    A/S Eksportfinans (8.70% Convertible)
             Services                          (USD)                                        4,377,500        4,637,500   0.0

                                               Total Preferred Stocks in Norway             4,377,500        4,637,500   0.0

Portugal     Banking                460,000    BCP International Bank (8%
                                               Convertible) (USD)                          22,964,850       26,335,000   0.2

                                               Total Preferred Stocks in Portugal          22,964,850       26,335,000   0.2

Spain        Banking                225,000    Santander Overseas Bank (8%
                                               Convertible, Series D) (USD)                 5,463,250        5,653,125   0.0

                                               Total Preferred Stocks in Spain              5,463,250        5,653,125   0.0

United       Retail Stores          545,000  ++Signet Group (Convertible)
Kingdom                                        (ADR)++++ (USD)                              2,194,907        8,720,000   0.1

                                               Total Preferred Stocks in the
                                               United Kingdom                               2,194,907        8,720,000   0.1

United       Banking                 55,000    California Federal Bank (10.625%)            5,500,000        5,885,000   0.0
States                              970,000    California Federal Bank (Series A)          24,235,500       24,371,250   0.2
                                                                                      ---------------  --------------- ------
                                                                                           29,735,500       30,256,250   0.2

             Cable Television     1,000,000  ++Diva Systems Corp. (Convertible,
                                               Series C) (r)                                8,410,000        9,500,000   0.1

             Containers                 800    Stone Container Corp.                           10,440           10,900   0.0

             Energy & Petroleum     150,000  ++Grant Tensor Corp.
                                               (9.75% Convertible)                          1,853,375          131,250   0.0
                                     64,219    Santa Fe Energy Resources, Inc.
                                               (7% Convertible)                               954,075        1,661,667   0.0
                                    460,000    Santa Fe Energy Resources, Inc.
                                               (Convertible, Class A)                       4,082,500        5,347,500   0.0
                                                                                      ---------------  --------------- ------
                                                                                            6,889,950        7,140,417   0.0

             Natural Resources      150,000    Cyprus Amax Minerals Co.
                                               (Convertible, Series A)                      9,188,313        8,181,000   0.1
                                    348,700    Freeport-McMoRan Copper & Gold,
                                               Inc. (Convertible)                           7,918,834        9,414,900   0.1
                                    219,000    Freeport-McMoRan Inc. (Convertible
                                               --Gold)                                      7,703,330        6,871,125   0.0
                                                                                      ---------------  --------------- ------
                                                                                           24,810,477       24,467,025   0.2

             Paper & Forest         200,000    Boise Cascade Corp. (Convertible,
             Products                          Series G)                                    4,225,000        5,350,000   0.0
                                    288,200    James River Corp. of Virginia (9%
                                               Convertible, Series P)                       4,971,450        7,997,550   0.1
                                                                                      ---------------  --------------- ------
                                                                                            9,196,450       13,347,550   0.1

             Real Estate            295,961    Catellus Development Corp. (7.25%
                                               Exchangeable, Series B) (q)                 13,336,645       21,686,542   0.2
                                    139,200    First Union Real Estate Investments
                                               (Convertible)                                3,480,000        6,333,600   0.1
                                                                                      ---------------  --------------- ------
                                                                                           16,816,645       28,020,142   0.3

             Real Estate            350,000    National Health Investors, Inc.
             Investment Trusts                 (8.50% Convertible)                          8,750,000       11,550,000   0.1
                                    810,500    Prime Retail, Inc. (10.50%)                 18,691,161       19,553,312   0.2
                                    753,000    Walden Residential Properties, Inc.
                                               (9.20%, Series S)+++                        17,994,636       18,825,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           45,435,797       49,928,312   0.4

             Savings Banks          619,900    Glendale Federal Savings Bank
                                               (8.75% Convertible, Series E)               15,070,337       38,201,337   0.3

                                               Total Preferred Stocks in the
                                               United States                              156,375,596      200,871,933   1.6

                                               Total Investments in Preferred
                                               Stocks                                     234,192,674      300,688,428   2.3



                       Currency       Face
                     Denomination    Amount            Fixed-Income Securities
Argentina    Banking                           Banco Rio de la Plata:
                        USD      45,000,000      8.75% due 12/15/2003                      36,900,950       45,562,500   0.4
                        USD      30,000,000      (Class 3), 8.50% due 7/15/1998            30,225,000       30,337,500   0.2
                                                                                      ---------------  --------------- ------
                                                                                           67,125,950       75,900,000   0.6

             Government USD      42,000,000    City of Buenos Aires, 11.25% due            41,685,000       43,837,500   0.3
             Obligations                       4/11/2007 (q)
                                               Republic of Argentina (s):
                        USD      85,360,000      Floating Rate Bonds, Series L,
                                                 6.75% due 3/31/2005 (d)                   54,638,888       78,206,832   0.6
                        USD     145,000,000      Floating Rate Discount Notes,
                                                 6.375% due 3/31/2023                     106,229,986      119,799,000   0.9
                        USD     280,000,000      Par 'L' Bonds, 5.50% due 3/31/2023       138,821,163      182,336,000   1.4
                                                                                      ---------------  --------------- ------
                                                                                          341,375,037      424,179,332   3.2

                                               Total Fixed-Income Securities in
                                               Argentina                                  408,500,987      500,079,332   3.8




SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                          Currency     Face                                                                   Value   Percent of
COUNTRY      Industries Denomination  Amount           Fixed-Income Securities                Cost          (Note 1a) Net Assets
Brazil       Government USD      35,000,000    Brazil Exit Bonds, 6% due
             Obligations                       9/15/2013 (s)                          $    19,816,334  $    25,592,000   0.2%
                        USD      29,580,000    Republic of Brazil, Floating Rate
                                               Bonds, 6.687% due 1/01/2001 (d)             22,997,363       28,988,400   0.2
                                                                                      ---------------  --------------- ------
                                                                                           42,813,697       54,580,400   0.4

             Natural    USD       5,000,000    Companhia Vale Do Rio
             Resources                         Doce, 10% due 4/02/2004 (q)                  4,993,860        5,212,500   0.1

                                               Total Fixed-Income Securities in
                                               Brazil                                      47,807,557       59,792,900   0.5

Canada       Cable/     CAD       7,545,000    Rogers Cablesystem Inc., 9.65% due
             Telle-                            1/15/2014                                    4,397,424        5,076,081   0.0
             communi-   CAD       5,000,000    Rogers Communications Inc.,
             cations                           Convertible Bonds, 7.50% due
                                               9/01/1999                                    3,394,000        3,417,549   0.0
                                                                                      ---------------  --------------- ------
                                                                                            7,791,424        8,493,630   0.0

             Chemicals  USD      21,300,000    Acetex Corporation, 9.75% due
                                               10/01/2003                                  20,912,721       21,087,000   0.2

             Hotel/     USD      21,000,000    Four Seasons Hotel, Inc., 9.125%
             Leisure                           due 7/01/2000 (q)                           20,917,750       21,498,750   0.2

             Natural    USD      17,000,000    Sifto Canada, Inc., 8.50%
             Resources                         due 7/15/2000                               16,875,188       16,872,500   0.1

             Paper &    CAD       2,000,000    MacMillan Bloedel Limited,
             Forest                            Convertible Bonds, 5% due 5/01/2007          1,024,416        1,216,719   0.0
             Products

             Real       CAD      16,501,370    First Place Tower, Inc., 10.28% due
             Estate                            12/15/2015 (e)                              26,246,648       26,277,947   0.2

                                               Total Fixed-Income Securities in
                                               Canada                                      93,768,147       95,446,546   0.7

France       Auto-      FRF           5,500    Peugeot S.A., Convertible Bonds, 2%
             mobiles                           due 1/01/2001                                  992,341        1,047,888   0.0

             Banking    ECU       2,000,000    Credit Local de France, 0% due
                                               10/16/2001 (b)                               1,925,121        1,782,683   0.0
                        FRF          58,000    Societe Generale, Convertible Bonds,
                                               3.50% due 1/01/2000                          7,499,838        7,920,158   0.1
                                                                                      ---------------  --------------- ------
                                                                                            9,424,959        9,702,841   0.1

             Government ECU      36,000,000    Government of France OAT, 8.25% due
             Obligations                       4/25/2022                                   41,585,918       46,454,256   0.4

             Industrial FRF          30,000    Alcatel Alsthom, Convertible Bonds,
                                               2.50% due 1/01/2004                          3,926,887        4,780,262   0.0

             Insurance  FRF          35,500    Finaxa, Convertible Bonds, 3% due
                                               1/01/2001                                    9,060,172       10,431,337   0.1

             Multi-     FRF           8,713    Compagnie Generale des Eaux,
             Industry                          Convertible Bonds, 6% due 1/01/1998          4,859,722        5,280,990   0.0

                                               Total Fixed-Income Securities in
                                               France                                      69,849,999       77,697,574   0.6

Germany      Banking    DEM       2,310,000    Commerzbank AG, Floating Rate
                                               Convertible Bonds, 0% due
                                               6/15/2001 (b)                                1,556,456        2,821,140   0.0
                        USD       5,000,000    Landes Kredit Bank, 7.875% due
                                               4/15/2004                                    4,972,067        5,248,850   0.0
                                                                                      ---------------  --------------- ------
                                                                                            6,528,523        8,069,990   0.0

             Building   USD      41,100,000    Tarkett AG, 9% due 3/01/2002                39,413,750       41,716,500   0.3
             Materials

             Financial  USD       5,875,000    Veba International Finance (with
             Services                          Warrants), 6% due 4/06/2000 (a)              2,965,841        5,698,750   0.0

             Government                        Bundesrepublik Deutscheland:
             Obliga-    DEM      31,000,000      5.75% due 8/20/1998                       22,444,131       18,415,106   0.1
             tions      DEM     395,500,000      7.375% due 1/03/2005                     272,022,999      253,953,112   2.0
                        DEM     158,000,000      6.25% due 1/04/2024                       94,342,084       87,128,999   0.7
                                                                                      ---------------  --------------- ------
                                                                                          388,809,214      359,497,217   2.8

             Government DEM      64,000,000    Baden-Wuerttemberg, 6.20% due
             Obligations                       11/22/2013                                  37,148,769       38,082,920   0.3
             --Regional DEM      55,000,000    Freie Hansestadt Hamburg, 6.08%
                                               due 11/29/2018                              31,730,765       32,139,970   0.2
                        DEM     170,500,000    Land Hessen, 6% due 11/29/2013              98,586,862      100,519,979   0.8
                        DEM     110,000,000    Mecklenberg-Vorpommern, 6.15% due
                                               6/16/2023                                   61,012,437       62,946,068   0.5
                        DEM     134,950,000    Nordrhein-Westfalen, 6.125% due
                                               12/21/2018                                  77,420,913       79,833,858   0.6
                                               Rheinland-Pfalz:
                        DEM      33,000,000      5.75% due 2/24/2014                       18,324,663       19,131,539   0.2
                        DEM      64,000,000      6.08% due 11/29/2018                      36,935,547       37,768,795   0.3
                        DEM      47,000,000    Sachsen-Anhalt, 6% due 1/10/2014            26,915,615       27,057,974   0.2
                                                                                      ---------------  --------------- ------
                                                                                          388,075,571      397,481,103   3.1

             Industrial USD       1,000,000    Siemens Capital Corp. (with Warrants),
                                               8% due 6/24/2002 (a)                         1,318,750        1,548,300   0.0

                                               Total Fixed-Income Securities in
                                               Germany                                    827,111,649      814,011,860   6.2

Hong Kong    Banking    USD       8,000,000    Bank of East Asia, Convertible Bonds,
                                               2% due 7/19/2003 (n)                         9,373,500        8,840,000   0.1

             Real       USD       4,000,000    Hysan Development Company Limited,
             Estate                            Convertible Bonds, 6.75% due
                                               6/01/2000 (n)                                5,180,000        4,310,000   0.0

                                               Total Fixed-Income Securities in
                                               Hong Kong                                   14,553,500       13,150,000   0.1

India        Chemicals  USD      11,500,000    Indian Petrochemicals Ltd., 2.50% due
                                               3/11/2002 (q)                               11,884,062       11,845,000   0.1
                        USD      11,450,000    Reliance Industries Limited,
                                               Convertible Bonds, 3.50% due
                                               11/03/1999                                  11,808,875       12,709,500   0.1

                                               Total Fixed-Income Securities in India      23,692,937       24,554,500   0.2

Indonesia    Paper &    USD      19,500,000    APP International Finance, 11.75%
             Forest                            due 10/01/2005                              19,500,000       20,475,000   0.2
             Products                          RAPP International Finance Company
                                               B.V.:
                        USD       3,250,000      11.50% due 12/15/2000                      3,220,165        3,315,000   0.0
                        USD      24,750,000      13.25% due 12/15/2005                     24,090,165       25,368,750   0.2

                                               Total Fixed-Income Securities in
                                               Indonesia                                   46,810,330       49,158,750   0.4

Italy        Government USD       5,000,000    Republic of Italy, 8.75% due
             Obligations                       2/08/2001                                    5,373,050        5,350,005   0.0
                        USD      32,985,000    Republic of Italy/INA, Convertible
                                               Bonds, 5% due 6/28/2001                     32,779,000       32,325,300   0.3
                                                                                      ---------------  --------------- ------
                                                                                           38,152,050       37,675,305   0.3

             Telecom-   ITL  11,500,000,000    Softe SA-LUX, Convertible
             munications                       Bonds, 4.25% due 7/30/1998                   7,894,814       14,612,358   0.1

                                               Total Fixed-Income Securities in
                                               Italy                                       46,046,864       52,287,663   0.4

Japan        Banking    USD       4,000,000    MBL International Finance, 3% due
                                               11/30/2002                                   3,905,000        4,060,000   0.0

             Beverages  JPY   1,268,000,000    Kinki Coca-Cola Bottling Co., Ltd.,
                                               #1 Convertible Bonds, 0.85% due
                                               12/30/2003                                  11,282,608        9,894,538   0.1
                        JPY   1,408,000,000    Sanyo Coca-Cola Bottling Inc., #1
                                               Convertible Bonds, 0.90% due
                                               6/30/2003                                   12,966,065       11,020,288   0.1
                        JPY     313,000,000    Shikoku Coca-Cola Bottling Co., Ltd.,
                                               #1 Convertible Bonds, 2.40% due
                                               3/29/2002                                    2,952,968        2,620,052   0.0
                                                                                      ---------------  --------------- ------
                                                                                           27,201,641       23,534,878   0.2

             Capital    JPY     500,000,000    Kawasaki Heavy Industries,
             Goods                             Convertible Bonds, 0.50% due
                                               9/30/1998                                    4,566,161        4,433,672   0.0

SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                          Currency     Face                                                                   Value   Percent of
COUNTRY      Industries Denomination  Amount           Fixed-Income Securities                Cost          (Note 1a) Net Assets
Japan        Chemicals  USD       4,700,000    Shin-Etsu Chemical Co., Ltd.
(concluded)                                    (with Warrants), 3.375% due
                                               8/08/2000 (a)                          $     4,676,500  $     5,604,750   0.0%
                                               Shin-Etsu Chemical Co., Ltd.,
                                               Convertible Bonds:
                        JPY     148,000,000      #5, 1.30% due 3/31/1999                    1,577,446        1,691,495   0.0
                        JPY     301,000,000      #6, 0.40% due 9/30/2005                    2,987,802        3,164,925   0.0
                                                                                      ---------------  --------------- ------
                                                                                            9,241,748       10,461,170   0.0

             Computers  CHF      32,900,000    NEC Corporation, Convertible
                                               Bonds, 1% due 3/31/1999 (n)                 31,388,018       32,162,933   0.3

             Electrical JPY     988,000,000    Matsushita Electric Works, Ltd.,
             Equipment                         #8 Convertible Bonds, 2.70% due
                                               5/31/2002                                    9,691,544       10,668,874   0.1

             Elec-      JPY     650,000,000    Matsushita Electric Industrial Co.,
             tronics                           Ltd., #5 Convertible Bonds, 1.30%
                                               due 3/29/2002                                6,133,347        6,455,427   0.1
                        JPY     548,000,000    Tokyo Electron Limited, #2
                                               Convertible Bonds, 0.90% due
                                               9/30/2003 (n)                                5,481,045        6,695,042   0.1
                                                                                      ---------------  --------------- ------
                                                                                           11,614,392       13,150,469   0.2

             Industrial JPY   1,097,000,000    Sony Corporation, #4 Convertible
                                               Bonds, 1.40% due 3/31/2005 (n)               9,948,095       10,332,742   0.1

             Insurance  JPY     456,000,000    Mitsui Marine & Fire Insurance Co.,
                                               Ltd., #3 Convertible Bonds, 0.70%
                                               due 3/31/2003                                3,786,983        3,464,838   0.0
                        JPY     117,000,000    Nichido Fire & Marine Insurance Co.,
                                               Ltd., #5 Convertible Bonds, 1% due
                                               3/31/2003                                    1,109,381          872,405   0.0
                                               Nisshin Fire & Marine Insurance Co.,
                                               Ltd. Convertible Bonds:
                        JPY     800,000,000      #1, 0.65% due 3/31/2004                    6,412,341        5,675,101   0.0
                        JPY   1,522,000,000      #2, 0.75% due 3/31/2006                   11,925,363       10,796,879   0.1
                                               Sumitomo Marine & Fire Insurance Co.,
                                               Ltd. Convertible Bonds:
                        JPY     300,000,000      #3, 1.10% due 3/29/2002                    2,522,005        2,648,380   0.0
                        JPY   1,527,000,000      #4, 1.20% due 3/31/2004                   13,104,977       13,203,429   0.1
                        JPY     588,000,000    Yasuda Fire & Marine Insurance Co.,
                                               Ltd., #3 Convertible Bonds, 0.60%
                                               due 3/30/2001                                4,903,719        4,416,836   0.0
                                                                                      ---------------  --------------- ------
                                                                                           43,764,769       41,077,868   0.2

             Pharma-    JPY   3,080,000,000    Yamanuchi Pharmaceutical Co., Ltd.,
             ceuticals                         Convertible Bonds, 1.25% due
                                               3/31/2014 (n)                               31,516,124       33,137,858   0.3

                                               Total Fixed-Income Securities in Japan     182,837,492      183,020,464   1.4

Malaysia     Multi-     USD      15,500,000    Renong BHD, Convertible Bonds, 2.50%
             Industry                          due 1/15/2005                               17,544,487       17,670,000   0.2

                                               Total Fixed-Income Securities in
                                               Malaysia                                    17,544,487       17,670,000   0.2

Mexico       Government USD      45,150,000    Petroleos Mexicanos, 8.625% due
             Obligations                       12/01/2023 (r)                              25,007,000       36,966,563   0.3
                        USD       9,434,000    United Mexican States, 8.50% due
                                               9/15/2002                                    8,615,317        9,398,151   0.1

                                               Total Fixed-Income Securities in Mexico     33,622,317       46,364,714   0.4

New          Utilities  NZD       1,760,000    Natural Gas Corp. Holdings, Convertible
Zealand      --Gas                             Bonds, 10.50% due 10/14/1997                 1,043,960        2,500,705   0.0

                                               Total Fixed-Income Securities in
                                               New Zealand                                  1,043,960        2,500,705   0.0

Philippines  Utilities  USD       6,000,000    CE Casecnan, 11.45% due 11/15/2005           5,895,000        6,397,500   0.1

                                               Total Fixed-Income Securities in the
                                               Philippines                                  5,895,000        6,397,500   0.1

Russia       Telecom-   USD      74,500,000    PLD Telekom, Inc., 0/14% due 6/01/2004
             munications                       (b)(j)(q)                                   60,567,384       59,570,200   0.5
                        USD      18,700,000    PLD Telekom, Inc., Convertible Bonds,
                                               9% due 6/01/2006 (j)(q)                     18,756,250       18,404,540   0.1

                                               Total Fixed-Income Securities in Russia     79,323,634       77,974,740   0.6

Singapore    Retail     USD      12,000,000    Dairy Farm International Holdings Ltd.
                                               (Convertible Preferred), 6.50% due
                                               5/10/2049                                    9,525,875        9,240,000   0.1

             Ship-      USD       2,750,000    Far East Levingston, 1.50% due
             building                          5/02/2001                                    2,227,500        2,207,448   0.0

                                               Total Fixed-Income Securities in
                                               Singapore                                   11,753,375       11,447,448   0.1

South        Metals     USD      16,250,000    Samancor Ltd., Convertible Bonds, 7%
Africa                                         due 6/30/2004                               15,693,500       15,600,000   0.1

                                               Total Fixed-Income Securities in
                                               South Africa                                15,693,500       15,600,000   0.1

South        Elec-      USD       5,250,000    Samsung Electronics Co., Convertible
Korea        tronics                           Bonds, 0.25% due 12/31/2006 (q)              5,250,000        5,906,250   0.0

             Energy                            Ssangyong Oil Refining, Convertible
             Related                           Bonds:
                        USD      10,685,000      3% due 12/31/2004                          7,887,437        6,945,250   0.1
                        USD      16,535,000      3.75% due 12/31/2008                      17,448,950       16,204,300   0.1
                                                                                      ---------------  --------------- ------
                                                                                           25,336,387       23,149,550   0.2

             Utilities  USD      14,860,000    Korea Electric & Power Company, 5%
             --Electric                        due 8/01/2001                               14,521,900       14,488,500   0.1

                                               Total Fixed-Income Securities in
                                               South Korea                                 45,108,287       43,544,300   0.3

Spain        Banking    USD      10,500,000    Banco Bilbao Vizcaya, S.A. de C.V.,
                                               Convertible Bonds, 3.50% due
                                               7/12/2006 (n)                               13,908,600       14,936,250   0.1

                                               Total Fixed-Income Securities in
                                               Spain                                       13,908,600       14,936,250   0.1

Sweden       Industrial ECU       7,000,000    SKF-AB Lyons, Convertible Bonds,
                                               0% due 7/26/2002 (b)                         6,235,574        5,123,300   0.0

                                               Total Fixed-Income Securities in
                                               Sweden                                       6,235,574        5,123,300   0.0

Switzerland  Chemicals  CHF       1,401,000    Ciba-Geigy AG, Convertible Bonds, 2%
                                               due 8/09/1998                                1,178,587        3,260,440   0.0
                        USD      24,945,000    Ciba-Geigy Corp., Convertible Bonds,
                                               6.25% due 3/15/2016                         25,632,050       25,319,175   0.2

                                               Total Fixed-Income Securities in
                                               Switzerland                                 26,810,637       28,579,615   0.2

United       Cable/     USD      43,250,000    Bell Cablemedia PLC, 0/11.875% due
Kingdom      Telecom-                          9/15/2005 (b)                               29,099,057       35,248,750   0.3
             munica-    USD      21,500,000    Comcast UK Cable Partners Ltd.,
             tions                             0/11.20% due 11/15/2007 (b)                 13,678,604       14,781,250   0.1
                                               Diamond Cable Communications
                                               Co. (b):
                        USD      29,600,000      0/11.75% due 12/15/2005                   19,740,441       20,313,000   0.2
                        USD      36,500,000      0/10.75% due 2/15/2007 (q)                21,427,695       21,717,500   0.2
                                                                                      ---------------  --------------- ------
                                                                                           83,945,797       92,060,500   0.8

             Financial  GBP      11,600,000    TransAtlantic Holdings PLC,
             Services                          Convertible Bonds, 5.50% due
                                               4/30/2009                                   14,179,895       18,273,248   0.1

             Food &     GBP      13,000,000    Allied-Lyons PLC, Convertible
             Beverage                          Bonds, 6.75% due 7/07/2008                  20,190,363       20,320,300   0.2




SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                          Currency     Face                                                                   Value   Percent of
COUNTRY      Industries Denomination  Amount           Fixed-Income Securities                Cost          (Note 1a) Net Assets
United       Government GBP      20,000,000    United Kingdom Treasury Gilt, 9.50%
Kingdom      Obligations                       due 10/25/2004                         $    37,627,645  $    36,572,480   0.3%
(concluded)
             Industrial USD       4,655,000    HIH Capital Ltd., Convertible Bonds
                                               (Bearer), 7.50% due 9/25/2006                3,031,038        3,956,750   0.0

             Multi-     GBP       9,375,000    English China Clays PLC,
             Industry                          Convertible Bonds, 6.50% due
                                               9/30/2003                                   14,965,745       14,007,000   0.1

             Real       GBP       1,250,000    Land Securities PLC, Convertible
             Estate                            Bonds, 9.375% due 7/31/2004                  2,202,044        2,436,000   0.0

             Retail     GBP      30,700,000    Sainsbury (J.) PLC, Convertible
                                               Bonds, 8.50% due 11/19/2005                 56,086,572       55,964,258   0.4

             Textiles   GBP       2,500,000    Coats Viyella PLC, Convertible
                                               Bonds, Series B, 6.25% due 8/09/2003         3,535,704        3,674,300   0.0

                                               Total Fixed-Income Securities in
                                               the United Kingdom                         235,764,803      247,264,836   1.9

United       Agri-      USD      27,000,000    Sun World International, Inc.,
States       cultural                          11.25% due 4/15/2004 (q)                    27,000,000       27,810,000   0.2

             Banking    USD      14,250,000    Ocwen Federal Bank, 12% due 6/15/2005       14,250,000       15,069,375   0.1

             Biotech-   USD       7,200,000    Cetus Corporation (Euro),
             nology                            Convertible Bonds, 5.25% due
                                               5/21/2002                                    5,220,250        6,840,000   0.0

             Energy     USD       7,374,000    Transamerican Refining Corp., 0%
                                               due 2/15/1998 (b)                            6,271,249        6,894,690   0.0
                        USD      11,000,000    TransTexas Gas Corp., 11.50% due
                                               6/15/2002                                   11,000,000       12,210,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           17,271,249       19,104,690   0.1

             Financial  USD      10,000,000    Ford Capital BV, 9.375% due 1/01/1998       10,037,900       10,199,800   0.1
             Services--
             Captive

             Healthcare USD       1,000,000    Novacare, Inc., Convertible Bonds,
                                               5.50% due 1/15/2000                            857,500          910,000   0.0

             Home-                             Baldwin Builders & Contractors (r):
             building   USD      47,830,183      10.25% due 7/18/1997                      47,830,183       45,438,674   0.4
             & Con-     USD      10,000,000      11.25% due 7/18/1997                      10,000,000        9,700,000   0.1
             struction  USD      37,500,000    Beazer Homes USA, Inc., 9% due 3/01/2004    35,597,000       35,437,500   0.3
                        USD      13,750,000    Presley Companies, Senior
                                               Notes, 12.50% due 7/01/2001                 13,690,312       13,200,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                          107,117,495      103,776,174   0.9

             Industrial USD      18,100,000    AM General Corp., 12.875% due
                                               5/01/2002                                   15,851,520       16,471,000   0.1
                        USD      21,750,000    Crown Packaging Enterprises, 0/14%
                                               due 8/01/2006 (b)(q)                         7,745,738        2,392,500   0.0
                        USD       8,750,000    Crown Packaging Ltd., 10.75% due
                                               11/01/2000                                   8,750,000        7,787,500   0.1
                        USD       7,000,000    Envirotest Systems Corp., 9.125% due
                                               3/15/2001                                    5,568,750        6,510,000   0.1
                        USD      32,000,000    Genmar Holdings, Inc., 13.50% due
                                               7/15/2001                                   31,654,600       32,160,000   0.2
                        USD      81,000,000    International Semi-Tech
                                               Microelectronics, Inc., 0/11.50%
                                               due 8/15/2003 (b)                           54,899,760       42,120,000   0.3
                                                                                      ---------------  --------------- ------
                                                                                          124,470,368      107,441,000   0.8

             Oil &                             PDV America, Inc.:
             Related    USD      35,000,000      7.25% due 8/01/1998                       34,856,150       35,070,000   0.3
                        USD      10,000,000      7.75% due 8/01/2000                       10,062,500        9,968,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           44,918,650       45,038,000   0.4

             Real       USD      23,259,285    RTC Commercial Mortgage, Class C,
             Estate                            8.25% due 12/25/2020 (d)                    22,903,008       22,270,765   0.2

             Real       USD      24,500,000    Alexander Haagen Properties Inc.,
             Estate                            Exchangeable Debentures, 7.25% due
             Investment                        12/27/2003 (q)                              24,348,750       22,723,750   0.2
             Trusts     USD       4,500,000    Capstone Capital Corp., 6.55% due
                                               3/14/2002                                    4,072,425        4,173,750   0.0
                        USD       7,000,000    Centerpoint Properties Corp.,
                                               Convertible Bonds, 8.22% due 1/15/2004       7,000,000       11,331,250   0.1
                        USD      30,000,000    First Union Real Estate, 8.875% due
                                               10/01/2003                                  29,756,100       29,175,000   0.2
                        USD      25,000,000    First Washington Realty, 8.25% due
                                               6/27/1999 (r)                               25,000,000       24,437,500   0.2
                                               Health & Retirement Properties Trust,
                                               Convertible Bonds:
                        USD      40,000,000      7.25% due 10/01/2001                      40,000,000       40,300,000   0.3
                        USD      15,000,000      7.50% due 10/01/2003                      15,000,000       15,093,750   0.1
                                               LTC Properties, Inc., Convertible
                                               Bonds:
                        USD      10,000,000      8.25% due 1/01/1999                       10,000,000        9,425,000   0.1
                        USD      10,000,000      8.50% due 1/01/2001                       10,000,000       10,512,500   0.1
                        USD      12,500,000      8% due 7/01/2001                          12,500,000       15,000,000   0.1
                        USD      25,000,000    Lepereq Corporate Income Fund,
                                               Exchangeable Secured Notes, 8%
                                               due 3/17/2004 (r)                           25,000,000       24,281,250   0.2
                                               Malan Realty Investors, Inc.,
                                               Convertible Bonds:
                        USD      27,000,000      8.50% due 7/01/2003 (q)                   27,000,000       26,730,000   0.2
                        USD       4,750,000      9.50% due 7/15/2004                        3,859,375        4,750,000   0.0
                                               Meditrust, Convertible Bonds:
                        USD       9,415,000      8.54% due 7/01/2000                        9,602,637       10,179,969   0.1
                        USD      10,000,000      7.50% due 3/01/2001                       10,000,000       10,037,500   0.1
                        USD       5,000,000    Mid-Atlantic Realty Trust,
                                               Convertible Bonds, 7.625% due
                                               9/15/2003                                    4,875,000        5,350,000   0.0
                        USD      22,000,000    National Health Investors,
                                               Convertible Bonds, 7.75% due
                                               1/01/2001                                   22,000,000       25,162,500   0.2
                        USD      23,000,000    Nationwide Health Properties Inc.,
                                               Convertible Bonds, 6.25% due
                                               1/01/1999                                   22,800,000       22,770,000   0.2
                        USD      42,000,000    Omega Healthcare Investors Inc.,
                                               Convertible Bonds, 8.50% due
                                               2/01/2001                                   42,052,500       43,837,500   0.3
                        USD       5,500,000    Sizeler Property Investors, Inc.,
                                               Convertible Bonds, 8% due 7/15/2003          5,505,000        5,005,000   0.0
                                                                                      ---------------  --------------- ------
                                                                                          350,371,787      360,276,219   2.7

             Resources  USD      12,000,000    Freeport-McMoRan Resources, 8.75%
                                               due 2/15/2004                               11,116,875       12,120,000   0.1

             Retail--   USD      29,500,000    Coinstar Inc., 0/13% due 10/01/2006
             Miscel-                           (b)(k)(q)                                   21,748,936       20,539,375   0.2
             laneous

             Savings    USD      21,400,000    First Federal Financial Corporation,
             Bank                              11.75% due 10/01/2004                       21,401,250       23,433,000   0.2

             Steel      USD      15,000,000    Bar Technologies Ltd., 13.50% due
                                               4/01/2001                                   13,898,344       14,737,500   0.1
                        USD       2,395,500    Worthington/Rouge Steel, DECS
                                               Mandatory Convertible, 4.25% due
                                               3/01/2000                                   37,310,300       38,328,000   0.3
                                                                                      ---------------  --------------- ------
                                                                                           51,208,644       53,065,500   0.4



SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                          Currency     Face                                                                   Value   Percent of
COUNTRY      Industries Denomination  Amount           Fixed-Income Securities                Cost          (Note 1a) Net Assets
United       Tele-                             Brooks Fiber Properties (b):
States       communi-   USD      24,635,000      0% due 3/01/2006                     $    15,171,738  $    15,951,163   0.1%
(concluded)  cations    USD      19,250,000      0/11.875% due 11/01/2006                  11,936,312       11,935,000   0.1
                        USD      15,500,000    Call Net Enterprises, Inc.,
                                               0/13.25% due 12/01/2004 (b)                 11,196,503       13,078,125   0.1
                        USD      76,000,000    CellNet Data Systems, Inc., 0/13%
                                               due 6/15/2005 (b)(h)                        44,556,653       49,780,000   0.4
                                               Geotek Communications, Inc.:
                        USD      99,000,000      0/15% due 7/15/2005 (b)                   50,225,798       57,420,000   0.4
                        USD      22,650,000      Convertible Bonds, 12% due
                                                 2/15/2001(r)                              22,463,875       18,799,500   0.1
                        USD      45,000,000    International Cabletel Inc.,
                                               Series B, 0% due 2/01/2001 (b)              29,582,046       29,362,500   0.2
                        USD      39,000,000    Ionica Corp., 0% due 5/01/2002 (b)          18,920,491       18,598,320   0.1
                        USD      20,250,000    Millicom International Celular S.A.,
                                               0% due 6/01/2001 (b)                        11,813,079       14,175,000   0.1
                        USD      48,500,000    Nextel Communications, Inc., 0% due
                                               2/15/1999 (b)                               36,998,017       35,162,500   0.3
                                               Teleport Communications Group Inc.:
                        USD      31,250,000      0/11.125% due 7/01/2007 (b)               19,894,033       21,484,375   0.2
                        USD       3,000,000      9.875% due 7/01/2006                       3,000,000        3,112,500   0.0
                        USD      51,750,000    TeleWest Communications PLC, 0% due
                                               10/01/2000 (b)                              33,981,198       35,060,625   0.3
                        USD      20,000,000    Unifi Communications, Inc., 14% due
                                               3/01/2004 (p)(q)                            20,000,000       19,700,000   0.2
                                               United International Holdings,
                                               Inc. (b):
                        USD      41,650,000      0% due 11/15/1999 (f)                     28,530,489       30,092,125   0.2
                        USD      11,000,000      Series B, 0% due 11/15/1999                7,799,118        7,947,500   0.1
                                               United USN Inc. (b):
                        USD      47,000,000      0/14% due 9/15/2003 (i)                   25,837,002       24,910,000   0.2
                        USD      35,000,000      Convertible Bonds, 0/9% due
                                                 9/30/2004 (q)                             28,294,968       26,381,250   0.2
                                               Winstar Communications Inc.:
                        USD      32,750,000      0% due 10/15/2000 (b)                     19,896,957       18,176,250   0.1
                        USD      20,000,000      14.50% due 10/15/2005 (q)                 20,000,000       19,400,000   0.2
                        USD      10,000,000    Winstar Equipment, 12.50% due
                                               3/15/2004 (q)                               10,000,000        9,500,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                          470,098,277      480,026,733   3.7

             Textiles & USD      18,250,000    Texfi Industries, Inc., 8.75% due
             Apparel                           8/01/1999                                   17,930,300       17,246,250   0.1

             Transport- USD      10,625,000    Eletson Holdings Inc.,
             ation--                           9.25% due 11/15/2003                        10,558,437       10,492,187   0.1
             Shipping   USD      19,250,000    Teekay Shipping Corporation, 8.32%
                                               due 2/01/2008                               18,252,500       18,865,000   0.1
                                                                                      ---------------  --------------- ------
                                                                                           28,810,937       29,357,187   0.2

             Trucking   USD      21,000,000    Ameritruck Distribution, 12.25%
                                               due 11/15/2005                              20,718,075       21,052,500   0.2

             US Govern-                        Federal Home Loan Mortgage Corp.,
             ment &                            REMIC (d)(g):
             Agency     USD       4,910,000      1243-HP, 5.625% due 2/25/2015              4,788,017        4,799,525   0.0
             Obliga-    USD      10,000,000      Series, 6.30% due 5/15/2008                9,210,937        9,239,062   0.1
             tions                             Federal National Mortgage
                                               Association (d):
                        USD       7,413,602      8% due 10/01/2024                          7,078,832        7,527,105   0.1
                        USD      14,866,350      8% due 12/01/2024                         14,603,866       15,093,954   0.1
                                               US Treasury Notes & Bonds:
                        USD     341,100,000      6% due 5/31/1998 (c)                     339,137,636      340,966,630   2.6
                        USD     150,000,000      6.125% due 8/31/1998 (c)                 149,890,625      150,046,500   1.2
                        USD     200,000,000      5.75% due 12/31/1998                     198,992,025      198,734,200   1.5
                        USD     750,000,000      5.875% due 2/28/1999                     747,746,094      745,898,250   5.7
                        USD     250,000,000      5.875% due 2/15/2000                     245,113,281      246,640,625   1.9
                        USD      55,000,000      7.875% due 8/15/2001                      53,943,600       57,690,050   0.4
                        USD      25,000,000      6.25% due 2/15/2003                       25,710,938       24,570,250   0.2
                                               US Treasury STRIPS (b)(m):
                        USD       5,000,000      0% due 2/15/2019                           1,220,655        1,069,150   0.0
                        USD      22,000,000      0% due 5/15/2000                          18,032,955       18,153,740   0.1
                                                                                      ---------------  --------------- ------
                                                                                        1,815,469,461    1,820,429,041  13.9

             Video      USD     104,025,000    CAI Wireless Systems,
             Services/                         Inc., 12.25% due 9/15/2002                  74,194,250       39,529,500   0.3
             Tele-      USD     113,500,000    CS Wireless Systems, Inc., 0% due
             communica-                        3/01/2001 (b)(l)                            56,523,877       29,510,000   0.2
             tions      USD      15,000,000    Heartland Wireless Communications
                                               Inc., 14% due 10/15/2004 (q)                12,075,000        6,600,000   0.1
                                               People's Choice T.V. Corp. (b):
                        USD       3,980,000      0/13.125% due 6/01/2004                    1,819,310        1,472,600   0.0
                        USD      49,450,000      0% due 6/01/2004 (o)                      21,271,365       18,296,500   0.1
                        USD      14,250,000    Wireless One Inc., 13% due
                                               10/15/2003                                  12,231,250        8,977,500   0.1
                                                                                      ---------------  --------------- ------
                                                                                          178,115,052      104,386,100   0.8

                                               Total Fixed-Income Securities in the
                                               United States                            3,361,036,014    3,300,391,709  25.3

                                               Total Investments in Fixed-Income
                                               Securities                               5,614,719,650    5,686,994,706  43.6

                                                       Short-Term Securities

United       Commercial USD     100,000,000    American Express Credit Corp., 5.32%
States       Paper*                            due 5/06/1997                               99,926,111       99,926,111   0.8
                                               Associates Corp. of North America:
                        USD      50,000,000      5.32% due 5/08/1997                       49,948,278       49,948,278   0.4
                        USD      50,000,000      5.56% due 6/20/1997                       49,613,889       49,613,889   0.4
                                               CIT Group Holdings, Inc. (The):
                        USD      50,000,000      5.34% due 5/07/1997                       49,955,500       49,955,500   0.4
                        USD      32,000,000      5.34% due 5/16/1997                       31,928,800       31,928,800   0.2
                        USD      18,000,000      5.54% due 6/13/1997                       17,880,890       17,880,890   0.1
                                               Caisse des Depots et Consignations:
                        USD      20,000,000      5.30% due 5/06/1997                       19,985,278       19,985,278   0.1
                        USD      40,000,000      5.53% due 5/06/1997                       39,969,278       39,969,278   0.3
                        USD      20,000,000      5.33% due 5/08/1997                       19,979,272       19,979,272   0.1
                        USD      20,000,000      5.52% due 5/08/1997                       19,978,533       19,978,533   0.1
                                               Ciesco, L.P.:
                        USD      50,000,000      5.50% due 5/15/1997                       49,893,055       49,893,055   0.4
                        USD      20,000,000      5.55% due 5/23/1997                       19,932,167       19,932,167   0.1
                        USD      15,000,000      5.55% due 6/16/1997                       14,893,625       14,893,625   0.1



SCHEDULE OF INVESTMENTS (continued)                                                                               (in US dollars)
                          Currency     Face                                                                   Value   Percent of
COUNTRY                 Denomination  Amount           Short-Term Securities                  Cost          (Note 1a) Net Assets
United       Commercial                        Daimler-Benz AG:
States       Paper*     USD      30,000,000      5.32% due 5/07/1997                  $    29,973,400  $    29,973,400   0.2%
(concluded)  (concluded)USD      22,000,000      5.53% due 5/21/1997                       21,932,411       21,932,411   0.2
                        USD      27,000,000      5.50% due 5/23/1997                       26,909,250       26,909,250   0.2
                        USD      19,200,000      5.50% due 5/28/1997                       19,120,800       19,120,800   0.1
                        USD     100,000,000    Delaware Funding Corp., 5.53% due
                                               5/15/1997                                   99,784,944       99,784,944   0.8
                                               du Pont (E.I.) de Nemours & Co.:
                        USD      40,000,000      5.35% due 5/16/1997                       39,910,833       39,910,833   0.3
                        USD      30,000,000      5.46% due 5/20/1997                       29,913,550       29,913,550   0.2
                                               Eiger Capital Corp.:
                        USD      50,000,000      5.55% due 5/02/1997                       49,992,292       49,992,292   0.4
                        USD      50,000,000      5.50% due 5/29/1997                       49,786,111       49,786,111   0.4
                        USD     100,000,000    Ford Motor Credit Co., 5.32% due
                                               5/05/1997                                   99,940,889       99,940,889   0.8
                        USD      10,000,000    France Telecom, 5.48% due 5/09/1997          9,987,822        9,987,822   0.1
                                               General Electric Capital Corp.:
                        USD      62,000,000      5.34% due 5/12/1997                       61,898,837       61,898,837   0.5
                        USD      86,000,000      5.54% due 6/11/1997                       85,457,388       85,457,388   0.7
                        USD      40,000,000      5.55% due 6/27/1997                       39,648,500       39,648,500   0.3
                        USD      50,000,000    Goldman Sachs Group L.P., 5.52% due
                                               5/27/1997                                   49,800,667       49,800,667   0.4
                                               IBM Credit Corp.:
                        USD      20,000,000      5.30% due 5/02/1997                       19,997,055       19,997,055   0.2
                        USD      40,000,000      5.47% due 5/20/1997                       39,884,522       39,884,522   0.3
                        USD      40,000,000      5.54% due 6/09/1997                       39,759,933       39,759,933   0.3
                                               International Lease Finance Corp.:
                        USD      50,000,000      5.30% due 5/12/1997                       49,919,028       49,919,028   0.4
                        USD      50,000,000      5.55% due 6/06/1997                       49,722,500       49,722,500   0.4
                        USD      50,000,000    Kredietbank North American Finance
                                               Corp., 5.37% due 5/16/1997                  49,888,125       49,888,125   0.4
                                               MetLife Funding Corp.:
                        USD      11,700,000      5.55% due 5/02/1997                       11,698,196       11,698,196   0.1
                        USD       7,000,000      5.35% due 5/09/1997                        6,991,678        6,991,678   0.0
                        USD      25,000,000      5.32% due 5/13/1997                       24,955,667       24,955,667   0.2
                        USD      27,659,000      5.35% due 5/16/1997                       27,597,343       27,597,343   0.2
                        USD      29,000,000      5.53% due 6/16/1997                       28,795,083       28,795,083   0.2
                                               National Australia Funding
                                               (Delaware) Inc.:
                        USD      30,000,000      5.31% due 5/05/1997                       29,982,300       29,982,300   0.2
                        USD      30,000,000      5.52% due 6/10/1997                       29,816,000       29,816,000   0.2
                        USD      40,000,000      5.55% due 6/13/1997                       39,734,833       39,734,833   0.3
                        USD      20,000,000    Pepsico, Inc., 5.30% due 5/07/1997          19,982,333       19,982,333   0.1
                                               Preferred Receivable Funding Corp.:
                        USD      13,800,000      5.33% due 5/02/1997                       13,797,957       13,797,957   0.1
                        USD      14,225,000      5.33% due 5/08/1997                       14,210,257       14,210,257   0.1
                        USD      15,175,000      5.35% due 5/12/1997                       15,150,193       15,150,193   0.1
                        USD      23,000,000      5.57% due 6/17/1997                       22,832,745       22,832,745   0.2
                                               Siemens Corporation AG:
                        USD      30,000,000      5.30% due 5/12/1997                       29,951,417       29,951,417   0.2
                        USD      20,100,000      5.38% due 5/16/1997                       20,054,942       20,054,942   0.2
                        USD      37,000,000    Southwestern Bell Capital Corp.,
                                               5.35% due 5/14/1997                         36,928,518       36,928,518   0.3
                                               Transamerica Finance Corp.:
                        USD      45,000,000      5.37% due 5/13/1997                       44,919,450       44,919,450   0.3
                        USD      21,000,000      5.38% due 5/16/1997                       20,952,925       20,952,925   0.2
                        USD      10,000,000      5.52% due 5/29/1997                        9,957,067        9,957,067   0.1
                        USD      21,000,000      5.53% due 5/30/1997                       20,906,451       20,906,451   0.2
                        USD      21,000,000    USAA Capital Corp., 5.56% due
                                               5/23/1997                                   20,928,647       20,928,647   0.2
                                               Xerox Corp.:
                        USD      13,765,000      5.31% due 5/02/1997                       13,762,970       13,762,970   0.1
                        USD      33,000,000      5.32% due 5/07/1997                       32,970,740       32,970,740   0.3
                        USD      11,000,000      5.32% due 5/07/1997                       10,990,247       10,990,247   0.1
                        USD      14,000,000      5.53% due 6/12/1997                       13,909,677       13,909,677   0.1
                                               Xerox Credit Corp.:
                        USD      16,000,000      5.31% due 5/02/1997                       15,997,640       15,997,640   0.1
                        USD      59,000,000      5.30% due 5/09/1997                       58,930,511       58,930,511   0.5
                        USD      15,000,000      5.53% due 6/19/1997                       14,887,096       14,887,096   0.1
                                                                                      ---------------  --------------- ------
                                                                                        2,098,706,416    2,098,706,416  16.1

             US Govern-                        Federal Home Loan Bank:
             ment       USD      50,000,000      5.48% due 5/07/1997                       49,954,333       49,954,333   0.4
             Agency     USD      52,080,000      5.34% due 5/22/1997                       51,917,771       51,917,771   0.4
             Obliga-    USD      75,000,000    Federal Home Loan Mortgage Corp.,
             tions                             5.33% due 5/02/1997                         74,988,896       74,988,896   0.6
                                               Federal National Mortgage
                                               Association:
                        USD      47,000,000      5.46% due 5/02/1997                       46,992,872       46,992,872   0.3
                        USD      75,000,000      5.41% due 5/08/1997                       74,921,104       74,921,104   0.6
                        USD      75,000,000      5.42% due 5/19/1997                       74,796,750       74,796,750   0.5
                                                                                      ---------------  --------------- ------
                                                                                          373,571,726      373,571,726   2.8

                                               Total Investments in Short-Term
                                               Securities                               2,472,278,142    2,472,278,142  18.9

                                               Total Investments                       12,004,429,269   12,811,200,694  98.2



SCHEDULE OF INVESTMENTS (concluded)                                                                               (in US dollars)

OPTIONS                        Nominal Value                                              Premiums           Value    Percent of
WRITTEN                      Covered by Options        Issue                              Received         (Note 1a)  Net Assets
             Call Options         1,500,000    AT&T Corp., expiring October 1997
             Written                           at USD 35                              $    (3,486,132) $    (2,531,250)  0.0%
                                    500,000    Airtouch Communications, expiring
                                               October 1997 at USD 25                        (703,726)      (1,281,250)  0.0

                                               Total Options Written                       (4,189,858)      (3,812,500)  0.0

             Total Investments, Net of Options Written                                $12,000,239,411   12,807,388,194  98.2
                                                                                      ===============
             Short Sales (Proceeds--$95,981,142)**                                                         (97,702,445) (0.8)

             Unrealized Appreciation on Forward Foreign Exchange Contracts***                               20,849,797   0.2

             Variation Margin on Financial Futures Contracts****                                            14,689,619   0.1

             Other Assets Less Liabilities                                                                 304,494,496   2.3
                                                                                                       --------------- ------
             Net Assets                                                                                $13,049,719,661 100.0%
                                                                                                       =============== ======

           ++Non-income producing security.
         ++++American Depositary Receipts (ADR).
            *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown are the rates in effect at April 30, 1997.
           **Covered Short Sales entered into as of April 30, 1997 were as follows:
             Common                                                     Value
             Shares               Issue                               (Note 1i)
               201,700    Banco Bilbao Vizcaya, S.A. de C.V.       $ (12,718,531)
             1,932,020    Bank of East Asia                           (6,647,086)
             1,114,000    Hysan Development Co., Ltd.                 (3,077,666)
             2,552,000    NEC Corporation                            (31,178,371)
               115,000    Sony Corporation                            (8,375,502)
               143,000    Tokyo Electron Limited                      (5,522,976)
             1,413,000    Yamanuchi Pharmaceutical Co., Ltd.         (30,182,313)

             Total (Proceeds--$95,981,142)                         $ (97,702,445)
                                                                   -------------


          ***Forward Foreign Exchange Contracts as of April 30, 1997 were as follows:
                                                                      Unrealized
             Foreign                      Expiration                 Appreciation
             Currency Sold                   Date                   (Depreciation)
             CHF       50,000,000          May 1997                  $ 1,283,274
             CHF       25,000,000         June 1997                      119,148
             CHF       31,000,000         July 1997                       84,521
             DEM      449,000,000          May 1997                    8,367,706
             DEM      430,000,000         June 1997                    3,089,641
             DEM       70,000,000         July 1997                      137,984
             DKK       10,000,000         July 1997                        2,277
             ECU       45,000,000          May 1997                    1,814,925
             ESP    3,500,000,000          May 1997                      234,859
             FRF      392,000,000          May 1997                    1,450,836
             FRF      340,000,000         June 1997                      732,273
             FRF       90,000,000         July 1997                       78,806
             GBP       53,000,000          May 1997                     (349,093)
             GBP       63,000,000         June 1997                      112,453
             GBP       45,000,000         July 1997                      (34,485)
             NLG       82,000,000          May 1997                      472,073
             NLG       19,000,000         June 1997                      109,996
             NLG       20,000,000         July 1997                       39,058
             NLG       50,000,000       August 1997                       33,878
             NOK      105,000,000          May 1997                      195,676
             SEK      270,000,000          May 1997                    2,169,533
             SEK      235,000,000         June 1997                      704,458

             Total Unrealized Appreciation on Forward
             Foreign Exchange Contracts--Net
             (USD Commitment--$1,287,937,605)                        $20,849,797
                                                                     ===========

         ****Financial Futures Contracts sold as of April 30, 1997 were as follows:

             Number of                                Expiration       Value
             Contracts      Issue          Exchange      Date        (Note 1a)
                100          JGB             Tokyo     June 1997    $ 98,549,696
                290   Standard & Poor's
                          500 Index           NYSE     June 1997     116,406,000

             Total Financial Futures Contracts Sold
             (Total Contract Price--$216,794,891)                   $214,955,696
                                                                    ============

             Financial Futures Contracts purchased as of April 30, 1997 were as follows:

             Number of                                Expiration       Value
             Contracts      Issue         Exchange       Date        (Note 1a)
              3,026      Nikkei 225          OSAKA     June 1997    $459,135,335

             Total Financial Futures Contracts Purchased
             (Total Contract Price--$439,170,884)                   $459,135,335
                                                                    ============


          (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
          (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
          (c)All or a portion of security held as collateral in connection with open financial futures contracts.
          (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
          (e)Each $10 face amount contains 40 shares of First Place Tower.
          (f)Each $1,000 face amount contains one warrant of United
             International Holdings, Inc.
          (g)Real Estate Mortgage Investment Conduits (REMIC).
          (h)Each $1,000 face amount contains four warrants of CellNet Data Systems, Inc.
          (i)Each $1,000 face amount contains one warrant of United USN, Inc.
          (j)Each $1,000 face amount contains one warrant of PLD Telekom, Inc.
          (k)Each $1,000 face amount contains one warrant of Coinstar, Inc.
          (l)Each $1,000 face amount contains 1.1 shares of common stock of CS Wireless Systems, Inc.
          (m)Separate Trading of Registered Interest and Principal of
             Securities (STRIPS).
          (n)Securities held as collateral in connection with covered short sales.
          (o)Each $1,000 face amount contains one warrant of People's Choice
             T.V. Corp.
          (p)Each $1,000 face amount contains one warrant of Unifi Communications, Inc.
          (q)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
          (r)Restricted securities as to resale. The value of the Fund's investments in restricted securities was approximately $179,354,000, representing 1.4% of the net assets
          (s)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

                                                  Acquisition                        Value
             Issue                                  Date(s)           Cost         (Note 1a)
             Baldwin Builders & Contractors:
               10.25% due 7/18/1997               2/10/1996--
                                                   4/25/1997     $ 47,830,183    $ 45,438,674
               11.25% due 7/18/1997               5/13/1996--
                                                   12/30/1996      10,000,000       9,700,000

             Diva Systems Corp.
               (Convertible, Series C)            7/17/1996--
                                                   8/22/1996        8,410,000       9,500,000

             First Washington Realty, 8.25%
               due 6/27/1999                       6/27/1994       25,000,000      24,437,500

             Geotek Communications, Inc.,
               Convertible Bonds, 12% due
               2/15/2001                          3/01/1996--
                                                   3/31/1996       22,463,875      18,799,500

             Ionica PLC                            2/25/1997       10,286,966      10,227,140

             Ionica PLC (Warrants)                 2/25/1997               --           3,719

             Lepereq Corporate Income Fund,
               Exchangeable Secured Notes,
               8% due 3/17/2004                    3/18/1997       25,000,000      24,281,250

             Petroleos Mexicanos, 8.625%          5/24/1996--
               due 12/01/2023                      8/01/1996       25,007,000      36,966,563

             Total                                               $173,998,024    $179,354,345
                                                                 ============    ============

          +++Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as
             "Affiliated Companies" in section 2 (a) (3) of the Investment
             Company Act of 1940) are as follows:
                                                                  Net Share          Net        Dividend
             Industry                 Affiliate                    Activity          Cost        Income
             Healthcare          Advocat, Inc.                        --              --          ++
              Services

             Paper & Pulp        Asia Pacific Resources
                                   International
                                   Holdings Ltd. (ADR)                --              --          --

             Computer            Borland International
              Software             Corp.                              --              --          ++

             Textiles            Burlington
                                   Industries, Inc.                   --              --          ++

             Retail Stores       Buttrey Food & Drug
                                   Stores Co.                         --              --          ++

             Electronics         Checkpoint Systems,
                                   Inc.                        1,750,000     $19,246,560          --

             Utilities--         El Paso Electric
              Electric & Gas       Company                            --              --          ++

             Retail Stores       Filene's Basement Corp.              --              --          ++

             Business Data       Information
              Systems              Resources, Inc.               387,300       4,498,182          ++

             Metals              Lukens Inc.                          --        (171,694)   $675,000

             Real Estate         Mid-America Realty
              Investment           Investments                        --              --     290,972
              Trusts

             Real Estate         Prime Retail, Inc.              188,500       1,480,026     876,224
              Investment
              Trusts

             Real Estate         Prime Retail, Inc.
              Investment           (10.50%)                      (25,000)       (625,000)  1,096,594
              Trusts

             Insurance           Risk Capital Holdings
                                   Inc.                          638,000      10,505,000          ++

             Telecommu-          Rogers Cantel Mobile
              nications            Communications Inc.           634,000      10,966,850          ++

             Telecommu-          Rogers Cantel Mobile
              nications            Communications Inc.
                                   (Class B)                   1,165,200      22,391,634          ++

             Gaming                Scientific Games
                                   Holdings Corp.                     --              --          ++

             Real Estate         Walden Residential
              Investment           Properties, Inc. (9.20%,
              Trusts               Series S)                     753,000      17,994,636          --

             Real Estate         Walden Residential
              Investment         Properties, Inc.
              Trusts               (Warrants)                    920,000       1,125,068          --

            ++Non-income producing security.

             See Notes to Financial Statements.





STATEMENT OF ASSETS AND LIABILITIES
                    As of April 30, 1997
Assets:             Investments, at value (identified cost--$12,004,429,269)
                    (Note 1a)                                                                            $12,811,200,694
                    Unrealized appreciation on forward foreign exchange
                    contracts (Note 1d)                                                                       20,849,797
                    Foreign cash (Note 1c)                                                                     4,132,076
                    Cash                                                                                         704,950
                    Deposits on short sales (Note 1i)                                                         95,981,142
                    Receivables:
                      Securities sold                                                 $   186,576,617
                      Interest                                                             93,531,026
                      Capital shares sold                                                  41,740,851
                      Variation margin (Note 1d)                                           14,689,619
                      Dividends                                                            13,817,335
                      Forward foreign exchange contracts (Note 1d)                          2,724,142        353,079,590
                                                                                      ---------------
                    Prepaid registration fees and other assets (Note 1g)                                         240,927
                                                                                                         ---------------
                    Total assets                                                                          13,286,189,176
                                                                                                         ---------------

Liabilities:        Common stocks sold short, at market value (proceeds--
                    $95,981,142) (Note 1i)                                                                    97,702,445
                    Options written, at value (premiums paid--$4,189,858)
                    (Notes 1a & 1d)                                                                            3,812,500
                    Payables:
                      Securities purchased                                                 90,445,975
                      Capital shares redeemed                                              23,807,921
                      Distributor (Note 2)                                                  8,137,549
                      Investment adviser (Note 2)                                           6,991,719        129,383,164
                                                                                      ---------------
                    Accrued expenses and other liabilities                                                     5,571,406
                                                                                                         ---------------
                    Total liabilities                                                                        236,469,515
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $13,049,719,661
                                                                                                         ===============

Net Assets          Class A Shares of Common Stock, $0.10 par value,
Consist of:         300,000,000 shares authorized                                                        $    13,503,203
                    Class B Shares of Common Stock, $0.10 par value,
                    1,500,000,000 shares authorized                                                           62,838,908
                    Class C Shares of Common Stock, $0.10 par value,
                    200,000,000 shares authorized                                                              3,614,805
                    Class D Shares of Common Stock, $0.10 par value,
                    900,000,000 shares authorized                                                              8,570,740
                    Paid-in capital in excess of par                                                      11,467,411,634
                    Undistributed investment income--net                                                      66,814,407
                    Undistributed realized capital gains on investments and
                    foreign currency transactions--net                                                       580,209,393
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                        846,756,571
                                                                                                         ---------------
                    Net assets                                                                           $13,049,719,661
                                                                                                         ===============

Net Asset           Class A--Based on net assets of $2,015,474,045 and 135,032,027
Value:                       shares outstanding                                                          $         14.93
                                                                                                         ===============
                    Class B--Based on net assets of $9,230,832,694 and 628,389,076
                             shares outstanding                                                          $         14.69
                                                                                                         ===============
                    Class C--Based on net assets of $526,044,410 and 36,148,049
                             shares outstanding                                                          $         14.55
                                                                                                         ===============
                    Class D--Based on net assets of $1,277,368,512 and 85,707,398
                             shares outstanding                                                          $         14.90
                                                                                                         ===============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 1997
Investment          Interest and discount earned (net of $56,388 foreign
Income              withholding tax)                                                                     $   293,386,601
(Notes 1e & 1f):    Dividends (net of $2,591,931 foreign withholding tax)                                     50,766,019
                    Other                                                                                      3,187,839
                                                                                                         ---------------
                    Total income                                                                             347,340,459
                                                                                                         ---------------

Expenses:           Investment advisory fees (Note 2)                                 $    46,965,002
                    Account maintenance and distribution fees--Class B (Note 2)            44,932,990
                    Transfer agent fees--Class B (Note 2)                                   5,984,500
                    Account maintenance and distribution fees--Class C (Note 2)             2,271,707
                    Account maintenance fees--Class D (Note 2)                              1,439,038
                    Custodian fees                                                          1,296,735
                    Transfer agent fees--Class A (Note 2)                                   1,105,143
                    Transfer agent fees--Class D (Note 2)                                     660,930
                    Printing and shareholder reports                                          571,868
                    Registration fees (Note 1g)                                               543,080
                    Short sale of dividends (Note 1i)                                         350,067
                    Transfer agent fees--Class C (Note 2)                                     326,060
                    Accounting services (Note 2)                                              316,269
                    Professional fees                                                         107,208
                    Short sale of interest (Note 1i)                                           46,589
                    Directors' fees and expenses                                               22,218
                    Pricing fees                                                                3,132
                    Other                                                                      50,943
                                                                                      ---------------
                    Total expenses before reimbursement                                   106,993,479
                    Reimbursement of expenses (Note 2)                                     (5,363,891)
                                                                                      ---------------
                    Total expenses after reimbursement                                                       101,629,588
                    Investment income--net                                                                   245,710,871

Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                $   428,404,029
(Loss) on             Foreign currency transactions--net                                  153,067,777        581,471,806
Investments &                                                                         ---------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                   (134,477,079)
(Notes 1c, 1d,        Foreign currency transactions--net                                   21,993,713       (112,483,366)
1f & 3):                                                                              ---------------    ---------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                            468,988,440
                                                                                                         ---------------
                    Net Increase in Net Assets Resulting from Operations                                 $   714,699,311
                                                                                                         ===============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six       For the Year
                                                                                        Months Ended           Ended
                    Increase (Decrease) in Net Assets:                                 April 30, 1997      Oct. 31, 1996
Operations:         Investment income--net                                            $   245,710,871    $   473,459,716
                    Realized gain on investments and foreign currency
                    transactions--net                                                     581,471,806        653,947,236
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                               (112,483,366)       547,826,040
                                                                                      ---------------    ---------------
                    Net increase in net assets resulting from operations                  714,699,311      1,675,232,992
                                                                                      ---------------    ---------------

Dividends &         Investment income--net:
Distributions to      Class A                                                             (63,074,471)      (108,106,998)
Shareholders          Class B                                                            (257,349,297)      (425,282,978)
(Note 1h):            Class C                                                             (12,276,134)       (11,381,642)
                      Class D                                                             (34,829,319)       (34,542,355)
                    Realized gain on investments--net:
                      Class A                                                             (79,203,184)       (45,054,853)
                      Class B                                                            (378,949,932)      (206,613,317)
                      Class C                                                             (17,801,964)        (3,762,020)
                      Class D                                                             (45,374,563)        (8,531,078)
                                                                                      ---------------    ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                        (888,858,864)      (843,275,241)
                                                                                      ---------------    ---------------

Capital Share       Net proceeds from issuance of capital shares                        1,291,737,328      2,041,810,853
Transactions        Net proceeds from issuance of capital shares resulting
(Note 4):           from reorganization                                                            --        523,182,823
                                                                                      ---------------    ---------------
                    Net increase in net assets derived from capital share
                    transactions                                                        1,291,737,328      2,564,993,676
                                                                                      ---------------    ---------------

Net Assets:         Total increase in net assets                                        1,117,577,775      3,396,951,427
                    Beginning of period                                                11,932,141,886      8,535,190,459
                                                                                      ---------------    ---------------
                    End of period*                                                    $13,049,719,661    $11,932,141,886
                                                                                      ===============    ===============

                   *Undistributed investment income--net                              $    66,814,407    $   188,632,757
                                                                                      ===============    ===============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS


                    The following per share data                                      Class A
                    and ratios have been derived
                    from information provided in
                    the financial statements.            For the Six
                                                        Months Ended
                    Increase (Decrease) in Net Asset      April 30,             For the Year Ended October 31,
                    Value:                                 1997++        1996++        1995++         1994        1993
Per Share           Net asset value, beginning of
Operating           period                              $    15.17    $    14.21    $    13.07   $    13.52   $    11.92
Performance:                                            ----------    ----------    ----------   ----------   ----------
                    Investment income--net                     .35           .78           .79          .60          .39
                    Realized and unrealized gain
                    (loss) on investments and
                    foreign currency transactions
                    --net                                      .58          1.59          1.04         (.31)        2.14
                                                        ----------    ----------    ----------   ----------   ----------
                    Total from investment operations           .93          2.37          1.83          .29         2.53
                                                        ----------    ----------    ----------   ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                  (.52)         (.98)         (.39)        (.51)        (.81)
                      Realized gain on investments
                      --net                                   (.65)         (.43)         (.30)        (.23)        (.12)
                                                        ----------    ----------    ----------   ----------   ----------
                    Total dividends and distributions        (1.17)        (1.41)         (.69)        (.74)        (.93)
                                                        ----------    ----------    ----------   ----------   ----------
                    Net asset value, end of period      $    14.93    $    15.17    $    14.21   $    13.07   $    13.52
                                                        ==========    ==========    ==========   ==========   ==========

Total Investment    Based on net asset value per
Return:**           share                                    6.43%+++     17.81%        14.81%        2.14%       22.61%
                                                        ==========    ==========    ==========   ==========   ==========

Ratios to Average   Expenses, net of reimbursement            .83%*         .86%          .90%         .89%         .93%
Net Assets:                                             ==========    ==========    ==========   ==========   ==========
                    Expenses                                  .92%*         .93%          .90%         .89%         .93%
                                                        ==========    ==========    ==========   ==========   ==========
                    Investment income--net                   4.71%*        5.31%         5.98%        4.60%        3.90%
                                                        ==========    ==========    ==========   ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $2,015,474    $1,841,974    $1,487,805   $1,357,906   $  917,806
                                                        ==========    ==========    ==========   ==========   ==========
                    Portfolio turnover                      25.18%        51.26%        36.78%       57.04%       50.35%
                                                        ==========    ==========    ==========   ==========   ==========
                    Average commission rate paid++++    $    .0293    $    .0048            --           --           --
                                                        ==========    ==========    ==========   ==========   ==========


                    The following per share data                                      Class B
                    and ratios have been derived
                    from information provided in
                    the financial statements.            For the Six
                                                        Months Ended
                    Increase (Decrease) in Net Asset      April 30,             For the Year Ended October 31,
                    Value:                                 1997++        1996++        1995++         1994        1993
Per Share           Net asset value, beginning of
Operating           period                              $    14.95    $    14.01    $    12.91   $    13.38   $    11.83
Performance:                                            ----------    ----------    ----------   ----------   ----------
                    Investment income--net                     .27           .62           .65          .46          .28
                    Realized and unrealized gain
                    (loss) on investments and
                    foreign currency transactions
                    --net                                      .56          1.59          1.01         (.31)        2.11
                                                        ----------    ----------    ----------   ----------   ----------
                    Total from investment operations           .83          2.21          1.66          .15         2.39
                                                        ----------    ----------    ----------   ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                  (.44)         (.84)         (.26)        (.39)        (.72)
                      Realized gain on investments
                      --net                                   (.65)         (.43)         (.30)        (.23)        (.12)
                                                        ----------    ----------    ----------   ----------   ----------
                    Total dividends and distributions        (1.09)        (1.27)         (.56)        (.62)        (.84)
                                                        ----------    ----------    ----------   ----------   ----------
                    Net asset value, end of period      $    14.69    $    14.95    $    14.01   $    12.91   $    13.38
                                                        ==========    ==========    ==========   ==========   ==========

Total Investment    Based on net asset value per
Return:**           share                                    5.84%+++     16.71%        13.54%        1.13%       21.42%
                                                        ==========    ==========    ==========   ==========   ==========

Ratios to Average   Expenses, net of reimbursement           1.85%*        1.87%         1.93%        1.91%        1.95%
Net Assets:                                             ==========    ==========    ==========   ==========   ==========
                    Expenses                                 1.94%*        1.95%         1.93%        1.91%        1.95%
                                                        ==========    ==========    ==========   ==========   ==========
                    Investment income--net                   3.70%*        4.29%         4.96%        3.58%        2.87%
                                                        ==========    ==========    ==========   ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                      $9,230,833    $8,660,279    $6,668,499   $6,457,130   $4,299,545
                                                        ==========    ==========    ==========   ==========   ==========
                    Portfolio turnover                      25.18%        51.26%        36.78%       57.04%       50.35%
                                                        ==========    ==========    ==========   ==========   ==========
                    Average commission rate paid++++    $    .0293    $    .0048            --           --           --
                                                        ==========    ==========    ==========   ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales
                    loads.
                 +++Aggregate total investment return.
                  ++Based on average shares outstanding during the period.
                ++++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission
                    rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (concluded)
                                                                                           Class C

                    The following per share data and ratios have        For the                                For the
                    been derived from information provided in the      Six Months                              Period
                    financial statements.                                Ended           For the Year      Oct. 21, 1994++
                                                                        April 30,      Ended October 31,      to Oct. 31,
                    Increase (Decrease) in Net Asset Value:             1997++++     1996++++      1995++++       1994
Per Share           Net asset value, beginning of period              $    14.83   $    13.94    $    12.91   $    12.91
Operating                                                             ----------   ----------    ----------   ----------
Performance:        Investment income--net                                   .27          .61           .64          .01
                    Realized and unrealized gain (loss) on
                    investments and foreign currency transactions
                    --net                                                    .55         1.58          1.02         (.01)
                                                                      ----------   ----------    ----------   ----------
                    Total from investment operations                         .82         2.19          1.66           --
                                                                      ----------   ----------    ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                                (.45)        (.87)         (.33)          --
                      Realized gain on investments--net                     (.65)        (.43)         (.30)          --
                                                                      ----------   ----------    ----------   ----------
                    Total dividends and distributions                      (1.10)       (1.30)         (.63)          --
                                                                      ----------   ----------    ----------   ----------
                    Net asset value, end of period                    $    14.55   $    14.83    $    13.94   $    12.91
                                                                      ==========   ==========    ==========   ==========

Total Investment    Based on net asset value per share                     5.79%+++    16.68%        13.58%         .00%+++
Return:**                                                             ==========   ==========    ==========   ==========

Ratios to Average   Expenses, net of reimbursement                         1.86%*       1.88%         1.95%        2.44%*
Net Assets:                                                           ==========   ==========    ==========   ==========
                    Expenses                                               1.95%*       1.95%         1.95%        2.44%*
                                                                      ==========   ==========    ==========   ==========
                    Investment income--net                                 3.69%*       4.24%         4.80%        3.71%*
                                                                      ==========   ==========    ==========   ==========

Supplemental        Net assets, end of period (in thousands)          $  526,044   $  385,753    $  102,361   $    7,347
Data:                                                                 ==========   ==========    ==========   ==========
                    Portfolio turnover                                    25.18%       51.26%        36.78%       57.04%
                                                                      ==========   ==========    ==========   ==========
                    Average commission rate paid++++++                $    .0293   $    .0048            --           --
                                                                      ==========   ==========    ==========   ==========


                                                                                           Class D

                    The following per share data and ratios have         For the                               For the
                    been derived from information provided in the      Six Months                              Period
                    financial statements.                                 Ended          For the Year      Oct. 21, 1994++
                                                                        April 30,      Ended October 31,      to Oct. 31,
                    Increase (Decrease) in Net Asset Value:             1997++++     1996++++      1995++++       1994
Per Share           Net asset value, beginning of period              $    15.15   $    14.19    $    13.08   $    13.07
Operating                                                             ----------   ----------    ----------   ----------
Performance:        Investment income--net                                   .33          .77           .77          .01
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                   .57         1.57          1.01           --
                                                                      ----------   ----------    ----------   ----------
                    Total from investment operations                         .90         2.34          1.78          .01
                                                                      ----------   ----------    ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                                (.50)        (.95)         (.37)          --
                      Realized gain on investments--net                     (.65)        (.43)         (.30)          --
                                                                      ----------   ----------    ----------   ----------
                    Total dividends and distributions                      (1.15)       (1.38)         (.67)          --
                                                                      ----------   ----------    ----------   ----------
                    Net asset value, end of period                    $    14.90   $    15.15    $    14.19   $    13.08
                                                                      ==========   ==========    ==========   ==========

Total Investment    Based on net asset value per share                     6.24%+++    17.59%        14.43%         .08%+++
Return:**                                                             ==========   ==========    ==========   ==========

Ratios to Average   Expenses, net of reimbursement                         1.08%*       1.10%         1.16%        1.69%*
Net Assets:                                                           ==========   ==========    ==========   ==========
                    Expenses                                               1.17%*       1.18%         1.16%        1.69%*
                                                                      ==========   ==========    ==========   ==========
                    Investment income--net                                 4.47%*       5.04%         5.63%        4.46%*
                                                                      ==========   ==========    ==========   ==========

Supplemental        Net assets, end of period (in thousands)          $1,277,369   $1,044,136    $  256,525   $    4,968
Data:                                                                 ==========   ==========    ==========   ==========
                    Portfolio turnover                                    25.18%       51.26%        36.78%       57.04%
                                                                      ==========   ==========    ==========   ==========
                    Average commission rate paid++++++                $    .0293   $    .0048            --           --
                                                                      ==========   ==========    ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales
                    loads.
                 +++Aggregate total investment return.
                  ++Commencement of Operations.
                ++++Based on average shares outstanding during the period.
              ++++++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US prevailing exchange rate on the date of the transaction. Such dollars using the conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Global Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subse-quently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. MLAM has agreed to waive a portion of its fee payable by the Fund so that such fee is reduced for average daily net assets of the Fund in excess of $2.5 billion from the annual rate of 0.75% to 0.70%, from 0.70% to 0.65% for average daily net assets in excess of $5 billion, from 0.65% to 0.625% for average daily net assets in excess of $7.5 billion, and from 0.625% to 0.60% for average daily net assets in excess of $10 billion. For the six months ended April 30, 1997, MLAM earned fees of $46,965,002, of which $5,363,891 was voluntarily waived. MLAM has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee computed at the rate of 0.10% of the average daily net assets of the Fund for providing investment advisory services to MLAM with respect to the Fund. For the six months ended April 30, 1997, MLAM paid MLAM U.K. a fee of $5,578,663 pursuant to such agreement.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                             Account Maintenance Fee  Distribution Fee

Class B                                    0.25%           0.75%
Class C                                    0.25%           0.75%
Class D                                    0.25%            --


NOTES TO FINANCIAL STATEMENTS (concluded)


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1997, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                      MLFD           MLPF&S

Class A                             $ 29,139      $  398,754
Class D                             $132,973      $1,588,351

For the six months ended April 30, 1997, MLPF&S received contingent deferred sales charges of $6,569,527 and $106,727 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $100,054 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 1997.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1997 were $3,429,715,062 and $2,384,921,842, respectively.

Net realized and unrealized gains (losses) as of April 30, 1997 were as follows:


                                   Realized       Unrealized
                                    Gains           Gains
                                   (Losses)        (Losses)

Long-term investments           $441,038,609    $806,771,425
Short-term investments                20,281              --
Short sales                          209,149      (1,721,303)
Options written                      542,106         377,358
Financial futures contracts      (13,406,116)     21,803,646
Forward foreign exchange
contracts                        173,246,748      20,849,797
Foreign currency transactions    (20,178,971)     (1,324,352)
                                ------------    ------------
Total                           $581,471,806    $846,756,571
                                ============    ============

As of April 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $807,148,783, of which $1,242,086,555 related to appreciated securities and $434,937,772 related to depreciated securities. At April 30, 1997, the aggregate cost of investments, net of premiums received for options written, for Federal income tax purposes was $12,000,239,411.

Transactions in call options written for the six months ended April 30, 1997 were as follows:


                          Nominal Value Covered    Premiums
                         by Call Options Written   Received

Outstanding call options
written, beginning of
period                                    --              --
Options written                    2,350,000    $  5,055,493
Options closed                      (350,000)       (865,635)
                                ------------    ------------
Outstanding call options
written, end of period             2,000,000    $  4,189,858
                                ============    ============

Transactions in put options written for the six months ended April 30, 1997 were as follows:


                          Nominal Value Covered    Premiums
                          by Put Options Written     Paid

Outstanding put options
written, beginning of
period                                    --              --
Options written                      100,000    $    374,830
Options closed                      (100,000)       (374,830)
                                ------------    ------------
Outstanding put options
written, end of period                    --    $         --
                                ============    ============

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $1,291,737,328 and $2,564,993,676 for the six months ended April 30, 1997 and the year ended October 31, 1996, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                       17,236,536   $ 256,736,943
Shares issued to shareholders
in reinvestment of dividends
and distributions                  8,866,857     127,150,729
                                ------------   -------------
Total issued                      26,103,393     383,887,672
Shares redeemed                  (12,464,033)   (185,834,239)
                                ------------   -------------
Net increase                      13,639,360   $ 198,053,433
                                ============   =============


Class A Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                       26,663,921   $ 385,379,581
Shares issued to shareholders
in reinvestment of dividends
and distributions                  9,842,522     136,704,200
Shares issued resulting from
reorganization                       732,464      12,726,168
                                ------------   -------------
Total issued                      37,238,907     534,809,949
Shares redeemed                  (20,574,819)   (298,410,953)
                                ------------   -------------
Net increase                      16,664,088   $ 236,398,996
                                ============   =============


Class B Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                       68,440,805  $1,006,831,234
Shares issued to shareholders
in reinvestment of dividends
and distributions                 39,437,313     558,432,357
                                ------------  --------------
Total issued                     107,878,118   1,565,263,591
Shares redeemed                  (51,946,885)   (763,814,236)
Automatic conversion of shares    (6,878,159)   (101,843,633)
                                ------------  --------------
Net increase                      49,053,074  $  699,605,722
                                ============  ==============


Class B Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                      132,348,586  $1,887,208,023
Shares issued to shareholders
in reinvestment of dividends
and distributions                 40,325,041     553,386,648
Shares issued resulting from
reorganization                     9,028,794      47,981,055
                                ------------  --------------
Total issued                     181,702,421   2,488,575,726
Shares redeemed                  (75,996,626) (1,087,870,352)
Automatic conversion of shares    (3,687,016)    (52,616,493)
                                ------------  --------------
Net increase                     102,018,779  $1,348,088,881
                                ============  ==============


Class C Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                       11,307,782   $ 164,565,298
Shares issued to shareholders
in reinvestment of dividends
and distributions                  1,926,830      27,033,454
                                ------------   -------------
Total issued                      13,234,612     191,598,752
Shares redeemed                   (3,104,958)    (45,223,469)
                                ------------   -------------
Net increase                      10,129,654   $ 146,375,283
                                ============   =============


Class C Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                       20,590,847   $ 291,762,498
Shares issued to shareholders
in reinvestment of dividends
and distributions                    987,843      13,590,987
Shares issued resulting from
reorganization                        91,170       1,203,359
                                ------------   -------------
Total issued                      21,669,860     306,556,844
Shares redeemed                   (2,995,301)    (42,705,296)
                                ------------   -------------
Net increase                      18,674,559   $ 263,851,548
                                ============   =============


Class D Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                       11,995,754   $ 178,420,610
Automatic conversion of shares     6,785,993     101,843,633
Shares issued to shareholders
in reinvestment of dividends
and distributions                  4,754,460      68,131,403
                                ------------   -------------
Total issued                      23,536,207     348,395,646
Shares redeemed                   (6,738,467)   (100,692,756)
                                ------------   -------------
Net increase                      16,797,740   $ 247,702,890
                                ============   =============


Class D Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                       20,921,971   $ 291,938,712
Automatic conversion of shares     2,961,136      52,616,493
Shares issued to shareholders
in reinvestment of dividends
and distributions                  2,670,340      37,606,934
Shares issued resulting from
reorganization                    32,998,082     461,272,241
                                ------------   -------------
Total issued                      59,551,529     843,434,380
Shares redeemed                   (8,715,593)   (126,780,129)
                                ------------   -------------
Net increase                      50,835,936   $ 716,654,251
                                ============   =============

5. Commitments:
At April 30, 1997, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase various foreign currency with an approximate value of $2,173,670.



COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended April 30, 1997

Additions

 360 Communication Company
 AT&T Corp.
 Accor S.A.
 AirTouch Communications, Inc.
 BTR PLC
 Banco Commerciale Portuguese
*Banco Internacional
 Brooks Fiber Properties, Inc.
 Castorama Dubois Investisse
 Catellus Development Corp.
 Central and South West Corporation
 Checkpoint Systems, Inc.
 Crown Packaging Holdings Ltd.
 Deutsche Lufthansa AG
 Energy Group PLC
 FileNet Corporation
 Frontier Corporation
 The Geon Company
*Heartland Wireless Communications, Inc.
 Houston Industries, Inc
 Imperial Chemical Industries PLC
 Ionica PLC
 Ionica PLC (Warrants)
 J.B. Hunt Transport Services, Inc.
 Long Beach Finance Corp.
 LucasVarity PLC
 National Westminster Bank PLC
*NationsBank Corporation
 Nextel Communications Inc.
 Parker Drilling Company
 Pharmacia & Upjohn, Inc.
 Rauma OY
 Reader's Digest Association, Inc. (Class A)
 Rogers Cantel Mobile Communications
   Inc. (Class B)
 Stone Container Corporation
 Tupperware Corporation
 United USN Inc. (Warrants)
 Western Wireless Corporation


Deletions

 Assurances Generales de France S.A.
   (AGF)
 Astra AB 'A' Free
*Banco Internacional
 Bank Intercontinental S.A.
 Burlington Coat Factory Warehouse
 Charter One Financial, Inc.
 Compagnie de Suez S.A.
 Corporacion Financiera Alba S.A.
 Deutsche Bank AG
 du Pont (E.I.) de Nemours & Co.
*Heartland Wireless Communications, Inc.
 Input/Output, Inc.
*NationsBank Corporation
 Sparbanken Sverige AB (Class A)
 Student Loan Marketing Association
 Telecomunicacoes Brasileiras S.A.--
   Telebras PN (ADR) (USD)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 4/30/97

Breakdown of Stocks &
Fixed-Income Securities by    Percent of
Country                       Net Assets

United States*                  63.3%
Germany                          7.5
Japan                            5.2
United Kingdom                   4.2
Argentina                        3.9
France                           2.2
Canada                           1.4
Italy                            1.3
Netherlands                      1.2
Australia                        0.8
Sweden                           0.7
Switzerland                      0.7
Finland                          0.7
Indonesia                        0.7
Russia                           0.6
Mexico                           0.5
South Korea                      0.5
Portugal                         0.5
Brazil                           0.5
Spain                            0.4
Hong Kong                        0.4
Norway                           0.3
India                            0.2
Malaysia                         0.2
South Africa                     0.1
Singapore                        0.1
Philippines                      0.1
New Zealand**                    0.0
Austria**                        0.0
Denmark**                        0.0
Europe**                         0.0
Ireland**                        0.0
                               ------
Total                           98.2%
                               ======

[FN]
 *Includes investments in short-term securities.
**Holdings are less than 0.1%.


Ten Largest Holdings          Percent of
(Equity Investments)          Net Assets

Societe Generale                 0.6%
AT&T Corp.                       0.6
Republic New York Corp.          0.6
Internationale Nederlanden
Groep N.V.                       0.6
Noble Drilling Corp.             0.5
Mellon Bank Corp.                0.4
KeyCorp                          0.4
Sumitomo Marine & Fire
Insurance Co., Ltd.              0.4
Lend Lease Corporation Limited   0.4
First Commerce Corp.             0.3


Ten Largest Industries        Percent of
(Equity Investments)          Net Assets

Banking++                        4.9%
Insurance                        3.9
Telecommunications               3.1
Utilities--Electric & Gas        1.8
Energy & Petroleum               1.1
Healthcare Services              1.0
Metals                           0.8
Pharmaceuticals                  0.8
Oil Services                     0.7
Paper & Forest Products          0.7

[FN]
++Includes savings banks.